   As filed with the Securities and Exchange Commission on August 28, 2006.


                                            1933 Act Registration No. 333-14725
                                            1940 Act Registration No. 811-07873
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A


                      REGISTRATION STATEMENT UNDER THE         [_]
                      SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.              [_]

                      Post-Effective Amendment No.  14         [X]

                                 and/or

                      REGISTRATION STATEMENT UNDER THE         [_]
                      INVESTMENT COMPANY ACT OF 1940

                      Amendment No.  17                        [X]


                       (Check appropriate box or boxes)

                               -----------------

                            NUVEEN MUNICIPAL TRUST
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700

                Jessica R. Droeger                  With a copy to:
           Vice President and Secretary             Thomas S. Harman
               333 West Wacker Drive          Morgan, Lewis & Bockius LLP
              Chicago, Illinois 60606         1111 Pennsylvania Avenue, NW
      (Name and Address of Agent for Service)     Washington, DC 20004


It is proposed that this filing will become effective (check appropriate box):

[X]                                                     [_]
   Immediately upon filing pursuant to paragraph (b)       on (date) pursuant to paragraph (a)(1)
[_]                                                     [_]
   on (date) pursuant to paragraph (b)                     75 days after filing pursuant to paragraph (a)(2)
[_]                                                     [_]
   60 days after filing pursuant to paragraph (a)(1)       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[_]
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   AUGUST 28, 2006

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

The Securities and Exchange Commission has not
approved or disapproved these securities or
passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.                                                 [LOGO] Nuveen
                                                               Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen High Yield Municipal Bond Fund                       2
         Nuveen All-American Municipal Bond Fund                     4
         Nuveen Insured Municipal Bond Fund                          6
         Nuveen Intermediate Duration Municipal Bond Fund            8
         Nuveen Limited Term Municipal Bond Fund                    10

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      12
         What Securities We Invest In                               13
         How We Select Investments                                  16
         What the Risks Are                                         17
         How We Manage Risk                                         18

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                19
         How to Reduce Your Sales Charge                            21
         How to Buy Shares                                          22
         Systematic Investing                                       24
         Systematic Withdrawal                                      25
         Special Services                                           25
         How to Sell Shares                                         26

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         28
         Distribution and Service Plans                             29
         Net Asset Value                                            30
         Frequent Trading                                           31
         Fund Service Providers                                     32

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       33

                                                                August 28, 2006


Section 1  The Funds

                       Nuveen High Yield Municipal Bond Fund
                       Nuveen All-American Municipal Bond Fund
                       Nuveen Insured Municipal Bond Fund
                       Nuveen Intermediate Duration Municipal Bond Fund Nuveen Limited Term Municipal Bond Fund

                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen High Yield Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objectives
The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the adviser invests at least 65% of the fund's net assets in medium- to low-quality bonds (BBB/Baa or lower) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the fund's investment adviser. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.

The fund's investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk, interest rate risk and concentration risk. Credit risk is the risk that a municipal bond issuer will be unable to make interest and principal payments when due. Because the fund invests in lower rated municipal bonds, commonly referred to as "high yield," "high risk" or "junk" bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the fund's investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments. As a non-diversified fund, the fund may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be appropriate for you if you are seeking to:
.. Earn regular monthly tax-free dividends; or .. Increase your after-tax income potential and are willing to accept a greater degree of risk.

You should not invest in this fund if you seek to:
..  Avoid fluctuations in share price;
.. Avoid the risks associated with low-quality municipal bonds; or .. Invest through an IRA or 401(k) plan.

How the Fund Has Performed



The chart and table that follow illustrate annual fund calendar year returns for each of the past six years as well as average annual fund and index returns for the one-, five-year and since inception periods ended December 31, 2005. This information is intended to help you assess the variability of fund returns over the past six years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund's performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A  Annual Returns

2000    2001     2002     2003     2004    2005
----   -----     ----    -----    -----    ----
7.2%    11.3%    8.0%    10.1%    11.4%    7.9%



Section 1  The Funds

During the six-year period ended December 31, 2005, the highest and lowest quarterly returns were 4.58% and -.04%, respectively, for the quarters ended 9/30/04 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.



                                         Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2005
                Class Returns Before                         Since
                Taxes                    1 Year   5 Year   Inception
                -----------------------------------------------------
                Class A (Offer)          3.43%    8.79%      6.99%
                Class B                  3.16%    8.76%      6.89%
                Class C                  7.37%    9.12%      7.10%
                Class R                  8.20%    9.94%      7.91%
                -----------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions         3.43%    8.77%      6.97%
                 After Taxes on
                   Distributions and
                   Sale of Shares        4.06%    8.43%      6.81%
                -----------------------------------------------------
                Lehman Brothers
                  High Yield Municipal
                  Bond Index/2/          8.58%    7.67%      6.31%
                Lipper Peer Group/3/     6.35%    5.89%      4.69%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. The Class A year-to-date return on net asset value as of 6/30/06 was 2.64%.
 2. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa. The since inception return for the index represents returns for the period 6/30/99-12/31/05. The index returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees. You cannot invest directly in an index.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .55%  .55%  .55% .55%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .13%  .12%  .13% .13%
         Total Annual Fund Operating
         Expenses                                .88% 1.62% 1.43% .68%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  506 $  565 $  146 $ 69 $  506 $  165 $  146 $ 69
         3 Years    $  689 $  811 $  452 $218 $  689 $  511 $  452 $218
         5 Years    $  887 $  981 $  782 $379 $  887 $  881 $  782 $379
         10 Years   $1,459 $1,724 $1,713 $847 $1,459 $1,724 $1,713 $847



 3. The Lipper Peer Group returns represent the Lipper High Yield Municipal Debt Funds Index which is the average annualized total return for the 10 largest funds in the Lipper High Yield Municipal Debt Funds Category. The since inception data for the index represents returns for the period 6/30/99-12/31/05, as the returns for the index are calculated on a calendar month basis. The index returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen All-American Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]

Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. As with any mutual fund investment, loss of money is a risk of investing.


                                    [GRAPHIC]

Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2005. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund's performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns

1996     1997   1998     1999   2000    2001    2002    2003    2004    2005
----    -----   ----    -----   ----    ----    ----    ----    ----    ----
4.8%    10.8%   5.9%    -5.3%   9.8%    5.3%    8.0%    5.0%    5.7%    3.5%



Section 1  The Funds

During the ten-year period ended December 31, 2005, the highest and lowest quarterly returns were 4.34% and -2.30%, respectively, for the quarters ended 9/30/04 and 12/31/99. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2005
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           -0.76%    4.61%     4.83%
                Class B                   -1.20%    4.56%     4.69%
                Class C                    3.04%    4.94%     4.71%
                Class R                    3.80%    5.73%     5.48%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          -0.76%    4.61%     4.78%
                 After Taxes on
                   Distributions and
                   Sale of Shares          1.04%    4.67%     4.83%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  3.51%    5.59%     5.71%
                Lipper Peer Group/3/       3.04%    4.77%     4.74%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "Financial Highlights" for dates). The Class A year-to-date return on net asset value as of 6/30/06 was 0.21%.
 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The since inception return for the index represents returns for the period 10/31/88-12/31/05. The index returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees. You cannot invest directly in an index.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .48%  .48%  .48% .48%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .11%  .11%  .11% .11%
         Total Annual Fund Operating
         Expenses--Gross+                        .79% 1.54% 1.34% .59%



            +After Credits/Expense Reimbursements
            Custody Fee Credits/12/       (.01%)  (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                  .78%   1.53%  1.33%   .58%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses--Gross remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  497 $  557 $  136 $ 60 $  497 $  157 $  136 $ 60
         3 Years    $  662 $  786 $  425 $189 $  662 $  486 $  425 $189
         5 Years    $  840 $  939 $  734 $329 $  840 $  839 $  734 $329
         10 Years   $1,357 $1,632 $1,613 $738 $1,357 $1,632 $1,613 $738



 3. The Lipper Peer Group returns represent the Lipper General Municipal Debt Funds Index which is the average annualized total return for the 30 largest funds in the Lipper General Municipal Debt Funds Category. The since inception data for the index represents returns for the period 10/31/88-12/31/05, as the returns for the index are calculated on a calendar month basis. The index returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Insured Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer or the insurer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. As with any mutual fund investment, loss of money is a risk of investing.


                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce credit risk with insured bonds; or .. Reduce taxes on investment income.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2005. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund's performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                                    [CHART]

Class A Annual Returns

1996    1997    1998     1999    2000    2001    2002    2003    2004    2005
----    ----    ----    -----   -----    ----    ----    ----    ----    ----
3.2%    8.3%    5.7%    -3.5%   10.5%    4.5%    8.7%    4.9%    3.6%    3.2%


Section 1  The Funds

During the ten-year period ended December 31, 2005, the highest and lowest quarterly returns were 5.11% and -2.60%, respectively, for the quarters ended 9/30/02 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2005
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           -1.12%    4.08%     4.40%
                Class B                   -1.45%    4.03%     4.24%
                Class C                    2.67%    4.42%     4.29%
                Class R                    3.44%    5.18%     5.08%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          -1.27%    4.05%     4.35%
                 After Taxes on
                   Distributions and
                   Sale of Shares          0.84%    4.15%     4.42%
                ------------------------------------------------------
                Lehman Brothers Insured
                  Municipal Bond Index/2/  3.65%    5.78%     5.88%
                Lipper Peer Group/3/       2.59%    4.61%     4.63%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A, C and R total returns reflect actual performance for all periods; Class B total returns reflect (i) actual performance for periods since class inception and (ii) Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "Financial Highlights" for dates). The Class A year-to-date return on net asset value as of 6/30/06 was -0.05%.
 2. The Lehman Brothers Insured Municipal Bond Index is an unmanaged index comprised of municipal bonds that are backed by insurers with Aaa/AAA ratings. The since inception return for the index represents returns for the period 12/31/86-12/31/05. The index returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees. You cannot invest directly in an index.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .46%  .46%  .46% .46%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .12%  .12%  .12% .12%
         Total Annual Fund Operating
         Expenses/12/                            .78% 1.53% 1.33% .58%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  496 $  556 $  135 $ 59 $  496 $  156 $  135 $ 59
         3 Years    $  659 $  783 $  421 $186 $  659 $  483 $  421 $186
         5 Years    $  835 $  934 $  729 $324 $  835 $  834 $  729 $324
         10 Years   $1,345 $1,621 $1,601 $726 $1,345 $1,621 $1,601 $726


 3. The Lipper Peer Group returns represent the Lipper Insured Municipal Debt Funds Index which is the average annualized total return for the 10 largest funds in the Lipper Insured Municipal Debt Funds Category. The since inception data for the index represents returns for the period 12/31/86-12/31/05, as the returns for the index are calculated on a calendar month basis. The index returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. Nuveen Asset Management has a contractual obligation to waive fees or reimburse expenses to prevent total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 0.975% of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Intermediate Duration Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The adviser intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. As with any mutual fund investment, loss of money is a risk of investing.


                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce interest rate risk through a lower duration portfolio; or .. Reduce taxes on investment income.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2005. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund's performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                                    [CHART]

Class A Annual Returns

1996    1997    1998     1999    2000    2001    2002    2003    2004    2005
----    ----    ----    -----   -----    ----    ----    ----    ----    ----
4.0%    8.9%    6.0%    -3.4%   10.3%   4.8%    6.8%    3.4%    4.7%     2.9%


Section 1  The Funds

During the ten-year period ended December 31, 2005, the highest and lowest quarterly returns were 3.52% and -1.84%, respectively, for the quarters ended 9/30/04 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2005
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           -0.19%    3.86%     4.45%
                Class B                   -1.78%    3.57%     4.16%
                Class C                    2.26%    3.92%     4.17%
                Class R                    3.08%    4.70%     4.98%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          -0.26%    3.73%     4.35%
                 After Taxes on
                   Distributions and
                   Sale of Shares          1.20%    3.90%     4.44%
                ------------------------------------------------------
                Lehman Brothers 7-Year
                  Municipal Bond Index/2/  1.72%    5.13%     5.26%
                Lipper Peer Group/3/       3.04%    4.77%     4.74%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 3.00%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A, C and R total returns reflect actual performance for all periods; Class B total returns reflect (i) actual performance for periods since class inception and (ii) Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "Financial Highlights" for dates). The Class A year-to-date return on net asset value as of 6/30/06 was 0.13%.
 2. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturity dates of approximately seven years. The since inception return for the index represents returns for the period 11/30/76-12/31/05. The index returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees. You cannot invest directly in an index.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .44%  .44%  .44% .44%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .11%  .11%  .11% .11%
         Total Annual Fund Operating
         Expenses/12/                            .75% 1.50% 1.30% .55%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  374 $  553 $  132 $ 56 $  374 $  153 $  132 $ 56
         3 Years    $  532 $  774 $  412 $176 $  532 $  474 $  412 $176
         5 Years    $  704 $  918 $  713 $307 $  704 $  818 $  713 $307
         10 Years   $1,202 $1,588 $1,568 $689 $1,202 $1,588 $1,568 $689



 3. The Lipper Peer Group returns represent the Lipper General Municipal Debt Funds Index which is the average annualized total return for the 30 largest funds in the Lipper General Municipal Debt Funds Category. The since inception data for the index represents returns for the period 11/30/76-12/31/05, as the returns for the index are calculated on a calendar month basis. The index returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. Nuveen Asset Management has a contractual obligation to waive fees or reimburse expenses to prevent total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 0.75% of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee.


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Limited Term Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade bonds with short- to intermediate-term maturities.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated municipal bonds may carry greater credit risk. Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. As with any mutual fund investment, loss of money is a risk of investing.


                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Lower interest rate risk.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2005. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund's performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                                    [CHART]

Class A Annual Returns

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
----    ----    ----   -----    ----    ----    ----    ----    ----    ----
4.1%    6.9%    5.0%   -0.2%    6.2%    5.4%    6.4%    4.3%    2.6%    1.3%


Section 1  The Funds

During the ten-year period ended December 31, 2005, the highest and lowest quarterly returns were 2.82% and -1.76%, respectively, for the quarters ended 6/30/02 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2005
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           -1.25%    3.45%     3.89%
                Class C                    0.96%    3.61%     3.81%
                Class R                    1.43%    4.18%     4.33%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          -1.25%    3.45%     3.89%
                 After Taxes on
                   Distributions and
                   Sale of Shares          0.30%    3.50%     3.93%
                ------------------------------------------------------
                Lehman Brothers 5-Year
                  Municipal Bond Index/2/  0.95%    4.62%     4.78%
                Lipper Peer Group/3/       1.10%    3.69%     3.87%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

               Share Class                     A        C    R/5/
               --------------------------------------------------
               Maximum Sales Charge Imposed
               on Purchases                 2.50%/6/ None    None
               Maximum Sales Charge Imposed
               on Reinvested Dividends       None    None    None
               Exchange Fees                 None    None    None
               Deferred Sales Charge/7/      None/8/   1%/9/ None


 1. Class A and C total returns reflect actual performance for all periods; Class R total returns reflect (i) actual performance for periods since class inception and (ii) Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "Financial Highlights" for dates). The Class A year-to-date return on net asset value as of 6/30/06 was 0.25%.
 2. The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturity dates of approximately five years. The since inception return for the index represents returns for the period 10/31/87-12/31/05. The index returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees. You cannot invest directly in an index.


 Annual Fund Operating Expenses


Paid From Fund Assets

            Share Class                              A     C    R
            -------------------------------------------------------
            Management Fees                         .42%  .42% .42%
            12b-1 Distribution and Service Fees/10/ .20%  .55%   --
            Other Expenses                          .10%  .10% .10%
            Total Annual Fund Operating
            Expenses                                .72% 1.07% .52%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual costs may be higher or lower.



                               Redemption       No Redemption
               Share Class   A      C     R     A      C     R
               -------------------------------------------------
               1 Year      $  322 $  109 $ 53 $  322 $  109 $ 53
               3 Years     $  474 $  340 $167 $  474 $  340 $167
               5 Years     $  641 $  590 $291 $  641 $  590 $291
               10 Years    $1,122 $1,306 $653 $1,122 $1,306 $653



 3. The Lipper Peer Group returns represent the Lipper Short-Intermediate Municipal Debt Funds Index which is the average annualized total return for the 10 largest funds in the Lipper Short-Intermediate Municipal Debt Funds Category. The since inception data for the index represents returns for the period 10/31/87-12/31/05, as the returns for the index are calculated on a calendar month basis. The index returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.


                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"). Founded in 1898, Nuveen and its affiliates had approximately $149 billion in assets under management, as of June 30, 2006. Nuveen is a publicly-traded company.

                       NAM is responsible for the execution of specific investment strategies and day-to-day investment operations. NAM manages the funds using a team of analysts and portfolio managers that focuses on a specific group of funds. The day-to-day operation of the funds and the execution of their specific investment strategies are the responsibility of the designated portfolio managers described below.

                       John V. Miller, CFA, is the portfolio manager for the High Yield Fund. Mr. Miller joined Nuveen's investment management team as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm. He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller was promoted to Vice President of Nuveen in 2002. He was previously an analyst with C.W. Henderson & Assoc., a municipal bond manager for private accounts. Currently, he manages investments for five Nuveen-sponsored investment companies.

                       J. Thomas Futrell, CFA, is the portfolio manager for the All-American Fund. Mr. Futrell, a Vice President of NAM, has been portfolio manager for NAM since 1986. He is director of municipal research for NAM.

                       Paul L. Brennan, CFA, CPA, is the portfolio manager for the Limited Term Fund and the Insured Fund as of August 15, 2006. Mr. Brennan has served as Vice President of NAM since 2002. Mr. Brennan became a portfolio manager of Flagship Financial Inc. in 1994, and subsequently became an Assistant Vice President of NAM upon the acquisition of Flagship Resources Inc. by Nuveen in 1997. He currently manages investments for 15 Nuveen-sponsored investment companies.

                       William M. Fitzgerald, CFA, is the portfolio manager for the Intermediate Duration Fund. Mr. Fitzgerald has been the portfolio manager for the fund since 2003. Mr. Fitzgerald is a Managing Director of NAM (since 2001) and has been a portfolio manager since 1990.


Section 2  How We Manage Your Money

                       Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at http://www.nuveen.com/MF/resources/eReports.aspx.

                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:


             Nuveen High Yield Municipal Bond Fund            .55%
             Nuveen All-American Municipal Bond Fund          .48%
             Nuveen Insured Municipal Bond Fund               .46%
             Nuveen Intermediate Duration Municipal Bond Fund .44%
             Nuveen Limited Term Municipal Bond Fund          .42%



                       Information regarding the Board of Trustees' approval of investment management agreements is currently available in the funds' semi-annual report for the period ended October 31, 2005.



             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.


                       Municipal Obligations


                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").


                       States, local governments and municipalities and other issuing authorities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will, in making purchase decisions, take into consideration the issuer's incentive to continue making appropriations until maturity.

                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds may buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds


                                            Section 2  How We Manage Your Money
                       must assume, the funds may buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the funds may buy more bonds from issuers in that industry. In that case, the funds' portfolio composition would change from time to time.


                       Credit Quality

                       The All-American, Insured, Intermediate Duration and Limited Term Funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by NAM. Each of these funds, except the Insured Fund, will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Fund will invest at least 80% of its net assets in insured municipal bonds.

                       High Yield Fund. Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by NAM to be of comparable quality. The High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. "Defaulted" means that the bond's issuer has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as "high yield," "high risk" or "junk" bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

                       The High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by NAM to be of comparable quality) or in short-term, high-quality investments. The High Yield Fund may do this as a temporary defensive measure, in response to unusual market conditions, when there is a lack of acceptable lower rated bonds or at times when yield spreads do not justify the increased risks of investing in lower rated bonds. If the High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve its investment objectives.

                       Portfolio Maturity and Duration


                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but will generally maintain under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The High Yield, Insured and All-American Funds are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.


                       The Intermediate Duration Fund maintains a weighted average portfolio duration of 3 to 10 years. Maturity measures the time until a bond makes its final payment. Duration measures the bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates. The adviser intends to maintain the Intermediate Duration Fund's duration within a defined range (currently between 4.5 and 7 years) over time in order to be classified as an intermediate fund.

                       Inverse Floating Rate Securities


                       The funds may invest up to 15% of their net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying



Section 2  How We Manage Your Money
                       municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (i) if short-term interest rates rise
                       (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (ii) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. These securities generally are illiquid. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.


                       Insurance (Insured Fund)

                       The Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the Insured Fund will invest at least 80% of its assets in insured municipal bonds. As a non-fundamental policy, the Insured Fund will maintain at least 80% of its net assets in municipal bonds covered by insurance from insurers with a claims-paying ability rated Aaa or AAA at the time of purchase or at the time the bond is insured while in the portfolio. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by the fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

                       Portfolio insurance policies are effective only so long as the Insured Fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies may include, but are not limited to, MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc., Financial Guaranty Insurance Company, XL Capital Assurance and Radian Asset Insurance. The Insured Fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's, S&P or Fitch. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

                       The Insured Fund can invest up to 20% of its net assets in bonds insured by insurers whose claims-paying ability is rated below AAA or in uninsured municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by NAM. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.


                                            Section 2  How We Manage Your Money

                       When-Issued, Delayed-Delivery and Forward Commitment Transactions

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. These transactions involve an additional element of risk because, although the fund will not have made any cash outlay prior to the settlement date, the value of the security to be purchased may decline before that settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. Also, the High Yield Fund may invest up to 15% of its assets in forwards that do not serve to replace a specific bond.


                       Portfolio Holdings


                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds' website is generally made available approximately 5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.



                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       Investment Philosophy

                       NAM believes that the tax treatment of municipal securities and the structural characteristics in the municipal securities market create opportunities to enhance the after-tax total return and diversification of the investment portfolios of taxable investors. NAM believes that the following unique characteristics also present risks that may be managed to realize the benefits of the asset class:

                        .  After-Tax Income Potential

                        .  Opportunities for Diversification

                        .  Market Inefficiencies

                       Investment Process

                       NAM believes that a value-oriented investment strategy that seeks to identify underrated and undervalued securities and sectors is positioned to capture the opportunities inherent in the municipal securities market and potentially outperform the general municipal securities market over time. The primary elements of NAM's investment process are:

                        .  Credit Analysis and Surveillance

                        .  Sector Analysis

                        .  Diversification



Section 2  How We Manage Your Money

                        .  Trading Strategies

                        .  Sell Discipline

                        .  Yield Curve and Structural Analysis


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.


                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable or unwilling to meet its obligation to make interest and principal payments due to changing financial or market conditions. Credit risk is higher for the High Yield Fund because it invests in lower-rated municipal bonds.


                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                       Tax Risk: Income from municipal bonds held by the funds could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.



                                            Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objectives, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors. The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations


                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. For example, each fund may not have more than:


                        . 25% in any one industry such as electric utilities or health care.

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets). This limitation does not apply to the High Yield Fund.

                       Hedging and Other Defensive Investment Strategies


                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity and Duration."

                       The funds may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, options on swap contracts or other derivative securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. We use these strategies to shorten or lengthen the effective duration, and therefore the interest rate risk, of the funds' portfolio, and to adjust other aspects of the portfolio's risk/return profile. The funds may use these strategies if the funds deem it more efficient from a transaction cost, total return or income standpoint than investing in cash securities.


Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the High Yield, All-American and Insured Funds is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                3.70%
 $50,000 but less than $100,000             4.00                  4.18                 3.50
 $100,000 but less than $250,000            3.50                  3.63                 3.00
 $250,000 but less than $500,000            2.50                  2.56                 2.00
 $500,000 but less than $1,000,000          2.00                  2.04                 1.50
 $1,000,000 and over                          --/1/                 --                 1.00/1/

                       The up-front Class A sales charge for the Intermediate Duration Fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          3.00%                 3.09%                2.50%
 $50,000 but less than $100,000             2.50                  2.56                 2.00
 $100,000 but less than $250,000            2.00                  2.04                 1.50
 $250,000 but less than $500,000            1.50                  1.52                 1.25
 $500,000 but less than $1,000,000          1.25                  1.27                 1.00
 $1,000,000 and over                          --/1/                 --                 0.75/1/

                                     Section 3  How You Can Buy and Sell Shares

                       The up-front Class A sales charge for the Limited Term Fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          2.50%                 2.56%                2.00%
 $50,000 but less than $100,000             2.00                  2.04                 1.60
 $100,000 but less than $250,000            1.50                  1.52                 1.20
 $250,000 but less than $500,000            1.25                  1.27                 1.00
 $500,000 but less than $1,000,000          0.75                  0.76                 0.60
 $1,000,000 and over                          --1                   --                 0.501

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Duration Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Limited Term Fund does not currently offer Class B shares.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund) of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

Section 3  How You Can Buy and Sell Shares

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                    [GRAPHIC]

          HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions

                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

                        .  Purchases of $1,000,000 or More.

                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.


                        .  Certain Employer-Sponsored Retirement Plans.


                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information).

                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.

                                     Section 3  How You Can Buy and Sell Shares

                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.


                        . Additional Categories of Investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

                        . Certain trustees, directors, employees, and affiliates of Nuveen.

                        .  Certain authorized dealer personnel.

                        .  Certain bank or broker-affiliated trust departments.


                        . Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.

                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also

Section 3  How You Can Buy and Sell Shares
                       help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       On-line


                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds". The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.


                       By Telephone


                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs and individual retirement accounts as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or by exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                                                           [CHART]



Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.


                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.




                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.

                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       On-line


                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                    [GRAPHIC]

          DIVIDENDS, DISTRIBUTIONS AND TAXES


                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth day of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.


                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will generally be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal AMT.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. These distributions may also be subject to state and local tax. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the funds may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the funds to withhold, federal law requires the funds to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.



                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                                                 Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2005, these payments in the aggregate were approximately .015% to .020% of the assets in the Nuveen Funds. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.


                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.


                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The

Section 4  General Information
                       result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service. When price quotes are readily available for a fixed income security, the pricing system will price the security based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors, including prices of comparable fixed income securities utilizing a matrix pricing system. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be different from the value realized upon the sale of the security.


                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.

                                                 [GRAPHIC]

                       Frequent Trading


                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.


                       The funds' Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period. A "round trip" is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The Nuveen Funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor's account.


                                                 Section 4  General Information

                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity.

                       The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

                       Each fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. Each fund also reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for each of the last five fiscal years has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the annual report, which is available upon request.


Nuveen High Yield Municipal Bond Fund



Class
(Commencement              Investment Operations          Less Distributions
Date)                   ---------------------------- ---------------------------                    ----------


                                          Net
                                    Realized/                                     Ending                Ending
              Beginning        Net Unrealized               Net                      Net                   Net
Year Ended    Net Asset Investment       Gain        Investment  Capital           Asset     Total      Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains    Total  Value Return(b)       (000)
---------------------------------------------------------------------------------------------------------------

Class A (6/99)
  2006           $21.84      $1.10      $ .24  $1.34     $(1.12)   $  --  $(1.12) $22.06      6.25% $1,800,261
  2005            20.55       1.18       1.34   2.52      (1.22)    (.01)  (1.23)  21.84     12.60     786,921
  2004            19.67       1.24        .88   2.12      (1.24)      --   (1.24)  20.55     11.01     257,187
  2003            19.88       1.21       (.13)  1.08      (1.24)    (.05)  (1.29)  19.67      5.56      91,793
  2002            18.93       1.33        .84   2.17      (1.22)      --   (1.22)  19.88     11.73      33,911

Class B (6/99)
  2006            21.82        .93        .25   1.18       (.96)      --    (.96)  22.04      5.48     171,326
  2005            20.53       1.03       1.34   2.37      (1.07)    (.01)  (1.08)  21.82     11.78     146,041
  2004            19.65       1.09        .88   1.97      (1.09)      --   (1.09)  20.53     10.21     101,693
  2003            19.87       1.07       (.15)   .92      (1.09)    (.05)  (1.14)  19.65      4.73      58,372
  2002            18.91       1.19        .85   2.04      (1.08)      --   (1.08)  19.87     10.97      28,691

Class C (6/99)
  2006            21.83        .98        .24   1.22      (1.00)      --   (1.00)  22.05      5.68     908,434
  2005            20.54       1.06       1.35   2.41      (1.11)    (.01)  (1.12)  21.83     12.00     463,435
  2004            19.66       1.13        .88   2.01      (1.13)      --   (1.13)  20.54     10.43     156,610
  2003            19.88       1.10       (.14)   .96      (1.13)    (.05)  (1.18)  19.66      4.94      43,463
  2002            18.93       1.22        .85   2.07      (1.12)      --   (1.12)  19.88     11.13      13,485

Class R (6/99)
  2006            21.85       1.14        .24   1.38      (1.16)      --   (1.16)  22.07      6.45     291,435
  2005            20.55       1.21       1.37   2.58      (1.27)    (.01)  (1.28)  21.85     12.87      78,569
  2004            19.67       1.28        .88   2.16      (1.28)      --   (1.28)  20.55     11.24      19,073
  2003            19.89       1.27       (.16)  1.11      (1.28)    (.05)  (1.33)  19.67      5.73       8,627
  2002            18.94       1.37        .84   2.21      (1.26)      --   (1.26)  19.89     11.96       7,096
---------------------------------------------------------------------------------------------------------------



Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .88%       4.97%         4%
      .91        5.52          5
      .95        6.07         18
     1.17        6.12         24
     1.09        6.76         21


     1.62        4.23          4
     1.66        4.84          5
     1.70        5.33         18
     1.91        5.39         24
     1.84        6.02         21


     1.43        4.42          4
     1.46        4.98          5
     1.51        5.52         18
     1.73        5.57         24
     1.64        6.19         21


      .68        5.16          4
      .71        5.70          5
      .75        6.27         18
      .93        6.37         24
      .89        6.94         21
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2006 are .88%, 1.62%, 1.43% and .68% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2006 are 4.97%, 4.24%, 4.43% and 5.16% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen All-American Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- -------------------------                    --------


                                          Net
                                    Realized/                                   Ending              Ending
              Beginning        Net Unrealized               Net                    Net                 Net
Year Ended    Net Asset Investment       Gain        Investment  Capital         Asset     Total    Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------

Class A (10/88)
  2006           $11.03       $.48      $(.23)  $.25      $(.48)     $-- $(.48) $10.80      2.33% $247,254
  2005            10.75        .51        .29    .80       (.52)      --  (.52)  11.03      7.58   234,606
  2004            10.94        .54       (.18)   .36       (.55)      --  (.55)  10.75      3.31   224,903
  2003            10.83        .57        .12    .69       (.58)      --  (.58)  10.94      6.54   228,695
  2002            10.70        .59        .11    .70       (.57)      --  (.57)  10.83      6.61   232,260

Class B (2/97)
  2006            11.05        .40       (.23)   .17       (.40)      --  (.40)  10.82      1.55    33,500
  2005            10.77        .43        .29    .72       (.44)      --  (.44)  11.05      6.75    40,377
  2004            10.95        .46       (.18)   .28       (.46)      --  (.46)  10.77      2.62    43,771
  2003            10.84        .49        .12    .61       (.50)      --  (.50)  10.95      5.73    46,719
  2002            10.71        .51        .10    .61       (.48)      --  (.48)  10.84      5.79    43,402

Class C (6/93)
  2006            11.03        .42       (.23)   .19       (.42)      --  (.42)  10.80      1.75    76,049
  2005            10.75        .45        .29    .74       (.46)      --  (.46)  11.03      6.97    74,254
  2004            10.93        .48       (.17)   .31       (.49)      --  (.49)  10.75      2.83    71,038
  2003            10.82        .51        .12    .63       (.52)      --  (.52)  10.93      5.94    70,466
  2002            10.69        .53        .10    .63       (.50)      --  (.50)  10.82      6.01    68,617

Class R (2/97)
  2006            11.07        .50       (.24)   .26       (.50)      --  (.50)  10.83      2.40     7,173
  2005            10.78        .53        .30    .83       (.54)      --  (.54)  11.07      7.83     6,767
  2004            10.96        .56       (.17)   .39       (.57)      --  (.57)  10.78      3.57     5,534
  2003            10.85        .59        .12    .71       (.60)      --  (.60)  10.96      6.71     5,177
  2002            10.71        .61        .12    .73       (.59)      --  (.59)  10.85      6.88     4,449
-----------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .79%       4.37%         8%
      .80        4.68         11
      .82        4.92         25
      .81        5.22         25
      .81        5.40         29


     1.54        3.61          8
     1.55        3.93         11
     1.57        4.17         25
     1.56        4.47         25
     1.56        4.65         29


     1.34        3.82          8
     1.35        4.13         11
     1.37        4.37         25
     1.36        4.67         25
     1.36        4.85         29


      .59        4.57          8
      .60        4.87         11
      .62        5.12         25
      .61        5.42         25
      .60        5.62         29
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2006 are .78%, 1.53%, 1.33% and .58% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2006 are 4.38%, 3.62%, 3.83% and 4.58% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Insured Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- --------------------------                    --------


                                          Net
                                    Realized/                                    Ending              Ending
              Beginning        Net Unrealized               Net                     Net                 Net
Year Ended    Net Asset Investment       Gain        Investment  Capital          Asset     Total    Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains   Total  Value Return(b)     (000)
------------------------------------------------------------------------------------------------------------

Class A (9/94)
  2006           $11.04       $.45      $(.24)  $.21      $(.46)   $(.10) $(.56) $10.69      1.84% $205,982
  2005            10.86        .47        .19    .66       (.48)      --   (.48)  11.04      6.19   200,707
  2004            11.19        .49       (.32)   .17       (.50)      --   (.50)  10.86      1.50   200,862
  2003            10.78        .51        .42    .93       (.52)      --   (.52)  11.19      8.80   193,907
  2002            10.71        .53        .08    .61       (.54)      --   (.54)  10.78      5.75   142,345

Class B (2/97)
  2006            11.05        .37       (.25)   .12       (.37)    (.10)  (.47)  10.70      1.06    34,186
  2005            10.86        .39        .20    .59       (.40)      --   (.40)  11.05      5.48    40,777
  2004            11.20        .41       (.34)   .07       (.41)      --   (.41)  10.86       .65    44,231
  2003            10.78        .43        .43    .86       (.44)      --   (.44)  11.20      8.07    44,579
  2002            10.72        .45        .07    .52       (.46)      --   (.46)  10.78      4.87    30,529

Class C (9/94)
  2006            10.96        .39       (.24)   .15       (.39)    (.10)  (.49)  10.62      1.33    33,459
  2005            10.78        .41        .18    .59       (.41)      --   (.41)  10.96      5.60    33,857
  2004            11.11        .43       (.33)   .10       (.43)      --   (.43)  10.78       .91    35,547
  2003            10.69        .45        .42    .87       (.45)      --   (.45)  11.11      8.31    33,172
  2002            10.63        .46        .07    .53       (.47)      --   (.47)  10.69      5.05    21,871

Class R (12/86)
  2006            11.01        .47       (.24)   .23       (.47)    (.10)  (.57)  10.67      2.11   569,874
  2005            10.83        .50        .18    .68       (.50)      --   (.50)  11.01      6.38   614,657
  2004            11.16        .51       (.32)   .19       (.52)      --   (.52)  10.83      1.67   634,616
  2003            10.74        .53        .43    .96       (.54)      --   (.54)  11.16      9.10   678,397
  2002            10.68        .55        .06    .61       (.55)      --   (.55)  10.74      5.84   653,220
------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .78%       4.13%        27%
      .79        4.32         26
      .81        4.43         16
      .81        4.66         31
      .84        4.86         35


     1.53        3.38         27
     1.54        3.58         26
     1.57        3.68         16
     1.56        3.91         31
     1.59        4.11         35


     1.33        3.58         27
     1.34        3.78         26
     1.36        3.88         16
     1.36        4.10         31
     1.39        4.31         35


      .58        4.33         27
      .59        4.53         26
      .61        4.63         16
      .61        4.86         31
      .64        5.06         35
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable.


                                                Section 5  Financial Highlights

Nuveen Intermediate Duration Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- --------------------------                    ----------


                                          Net
                                    Realized/                                    Ending                Ending
              Beginning        Net Unrealized               Net                     Net                   Net
Year Ended    Net Asset Investment       Gain        Investment  Capital          Asset     Total      Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains   Total  Value Return(b)       (000)
--------------------------------------------------------------------------------------------------------------

Class A (6/95)
  2006            $9.10       $.34      $(.18)  $.16      $(.33)   $(.04) $(.37)  $8.89      1.70% $  289,148
  2005             9.01        .35        .22    .57       (.35)    (.13)  (.48)   9.10      6.39     250,322
  2004             9.32        .39       (.22)   .17       (.41)    (.07)  (.48)   9.01      1.86     234,434
  2003             9.27        .44        .10    .54       (.44)    (.05)  (.49)   9.32      5.85     269,694
  2002             9.23        .45        .05    .50       (.45)    (.01)  (.46)   9.27      5.54     258,363

Class B (2/97)
  2006             9.11        .27       (.17)   .10       (.26)    (.04)  (.30)   8.91      1.01      28,104
  2005             9.02        .28        .22    .50       (.28)    (.13)  (.41)   9.11      5.55      36,106
  2004             9.33        .32       (.22)   .10       (.34)    (.07)  (.41)   9.02      1.07      37,167
  2003             9.27        .37        .10    .47       (.36)    (.05)  (.41)   9.33      5.15      35,116
  2002             9.23        .38        .05    .43       (.38)    (.01)  (.39)   9.27      4.73      18,837

Class C (6/95)
  2006             9.11        .29       (.19)   .10       (.27)    (.04)  (.31)   8.90      1.10      57,734
  2005             9.02        .30        .22    .52       (.30)    (.13)  (.43)   9.11      5.75      63,972
  2004             9.33        .34       (.22)   .12       (.36)    (.07)  (.43)   9.02      1.27      62,461
  2003             9.27        .39        .10    .49       (.38)    (.05)  (.43)   9.33      5.35      48,890
  2002             9.22        .40        .06    .46       (.40)    (.01)  (.41)   9.27      5.05      31,690

Class R (11/76)
  2006             9.11        .36       (.18)   .18       (.35)    (.04)  (.39)   8.90      1.90   2,128,270
  2005             9.02        .37        .22    .59       (.37)    (.13)  (.50)   9.11      6.59   2,298,373
  2004             9.33        .41       (.22)   .19       (.43)    (.07)  (.50)   9.02      2.06   2,373,846
  2003             9.28        .46        .09    .55       (.45)    (.05)  (.50)   9.33      6.05   2,557,682
  2002             9.24        .47        .05    .52       (.47)    (.01)  (.48)   9.28      5.74   2,550,022
--------------------------------------------------------------------------------------------------------------



Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .75%       3.76%        43%
      .76        3.85         32
      .78        4.23         63
      .79        4.67         28
      .80        4.83         15


     1.50        2.99         43
     1.51        3.10         32
     1.53        3.48         63
     1.54        3.93         28
     1.55        4.08         15


     1.30        3.20         43
     1.31        3.30         32
     1.33        3.66         63
     1.34        4.12         28
     1.35        4.28         15


      .55        3.95         43
      .56        4.05         32
      .58        4.44         63
      .59        4.87         28
      .60        5.03         15
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.



Section 5  Financial Highlights

Nuveen Limited Term Municipal Bond Fund



Class
(Commencement              Investment Operations         Less Distributions
Date)                   ---------------------------- -------------------------                    --------


                                          Net
                                    Realized/                                   Ending              Ending
              Beginning        Net Unrealized               Net                    Net                 Net
Year Ended    Net Asset Investment       Gain        Investment  Capital         Asset     Total    Assets
April 30,         Value  Income(a)     (Loss)  Total     Income    Gains  Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------

Class A (10/87)
  2006           $10.76       $.36      $(.22)  $.14      $(.35)     $-- $(.35) $10.55      1.29% $460,864
  2005            10.78        .35       (.02)   .33       (.35)      --  (.35)  10.76      3.08   489,920
  2004            10.86        .37       (.10)   .27       (.35)      --  (.35)  10.78      2.53   523,396
  2003            10.72        .42        .16    .58       (.44)      --  (.44)  10.86      5.52   508,735
  2002            10.63        .48        .10    .58       (.49)      --  (.49)  10.72      5.54   405,542

Class C (12/95)
  2006            10.74        .32       (.23)   .09       (.31)      --  (.31)  10.52       .86   271,925
  2005            10.76        .32       (.03)   .29       (.31)      --  (.31)  10.74      2.75   313,073
  2004            10.84        .33       (.09)   .24       (.32)      --  (.32)  10.76      2.20   355,503
  2003            10.70        .37        .18    .55       (.41)      --  (.41)  10.84      5.18   330,728
  2002            10.61        .44        .10    .54       (.45)      --  (.45)  10.70      5.20   148,198

Class R (2/97)
  2006            10.72        .38       (.23)   .15       (.37)      --  (.37)  10.50      1.43    16,703
  2005            10.74        .37       (.02)   .35       (.37)      --  (.37)  10.72      3.33    17,786
  2004            10.82        .39       (.09)   .30       (.38)      --  (.38)  10.74      2.77    11,931
  2003            10.68        .43        .18    .61       (.47)      --  (.47)  10.82      5.77     8,308
  2002            10.60        .50        .09    .59       (.51)      --  (.51)  10.68      5.70     3,219
-----------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .72%       3.36%        59%
      .72        3.29         37
      .73        3.36         29
      .73        3.85         31
      .75        4.46         26


     1.07        3.00         59
     1.07        2.93         37
     1.08        3.01         29
     1.08        3.45         31
     1.09        4.11         26


      .52        3.55         59
      .52        3.48         37
      .53        3.56         29
      .53        3.99         31
      .52        4.64         26
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2006 are .72%, 1.07% and .52% for classes A, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2006 are 3.36%, 3.01% and 3.55% for classes A, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Investments Mutual Funds


Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.


Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund


Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

Global/International
Nuveen NWQ Global Value Fund

Nuveen Tradewinds International Value Fund
Nuveen Tradewinds Global All-Cap Fund


Growth
Nuveen Rittenhouse Growth Fund


Taxable Bond
Nuveen Short Duration Bond Fund
Nuveen Core Bond Fund
Nuveen High Yield Bond Fund


Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds

                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/2/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/2/


Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Room at 100 F Street, NE, Washington, D.C. 20549-0102.


The funds are series of Nuveen Municipal Trust, whose Investment Company Act file number is 811-07873.


1. Long-term, insured long-term and high yield portfolios.
2. Long-term and insured long-term portfolios.




MPR-NAT-0806D NA


Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

                                                                August 28, 2006


NUVEEN MUNICIPAL TRUST

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC ("Nuveen"), or from the Funds, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for the Funds. The Prospectus is dated August 28, 2006.


TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2

Management of the Trust.................................................... S-19

Investment Adviser and Investment Management Agreement..................... S-35

Portfolio Transactions..................................................... S-40

Net Asset Value............................................................ S-41

Tax Matters................................................................ S-41

Additional Information on the Purchase and Redemption of Fund Shares....... S-46

Distribution and Service Plan.............................................. S-59

Independent Registered Public Accounting Firm, Custodian and Transfer Agent S-61

Financial Statements....................................................... S-61

Appendix A--Ratings of Investments......................................... A-1

Appendix B--Description of Hedging Techniques.............................. B-1



   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference and is available without charge by calling (800) 257-8787.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objectives and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:


      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each fund may invest up to 5% of its net assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Asset Management ("NAM") determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.


      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets (this subparagraph (2) does not apply to the High Yield Fund).


      (3) Borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act") and exemptive orders granted thereunder.


      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.


      (5) Issue senior securities as defined in the 1940 Act, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.


      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.


      (9) Make loans, except as permitted by the 1940 Act and exemptive orders granted thereunder.


      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.


      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of NAM, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities (this subparagraph (13) does not apply to the High Yield Fund).


   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.


   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Municipal Trust (the "Trust"), formerly Nuveen Flagship Municipal Trust, is an open-end management series investment company organized as a Massachusetts business trust on July 1,

1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Intermediate Duration Municipal Bond Fund, formerly Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976, reorganized as a Massachusetts business trust on June 12, 1995, and name changed on or about August 28, 2000), the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen All-American Municipal Bond Fund, formerly Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Limited Term Municipal Bond Fund, formerly Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. All of the Funds except the High Yield Fund are diversified for purposes of the 1940 Act.

   The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. The five series authorized and outstanding are divided into four classes of shares designated Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

   The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

   Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests primarily in a portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general,

Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of the Intermediate Duration, Insured, All-American, and Limited Term Funds will consist of (1) Municipal Obligations that are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations that, in the opinion of NAM, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. The investment assets of the High Yield Fund will consist of (1) Municipal Obligations rated BBB/Baa or lower (at least 65%), (2) unrated Municipal Obligations NAM judges of equivalent quality, and (3) temporary investments, the income from which may be subject to state income tax or both state and federal income taxes. Under normal circumstances, the High Yield Fund will invest at least 65% of its assets in medium- to low-quality bonds rated BBB/Baa or lower by S&P, Moody's or Fitch or are unrated fixed-income securities which, in the opinion of NAM, are of comparable quality. As a temporary defensive measure, in response to unusual market conditions, lack of acceptable supply or times when yield spreads do not justify the increased risks of investing in these securities, the Fund may invest in higher quality Municipal Obligations (those rated AAA/Aaa to A or, if unrated, judged by NAM to be of comparable quality) or in short-term, high-quality investments. The Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. "Defaulted" means that the municipal bond's issuer has not paid principal or interest on time. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those non-appropriation leases where NAM has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.



Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Insurance


   Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund (the "Insured Fund") will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"),
(2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Insured Fund does not currently maintain a policy of Portfolio Insurance. The Insured Fund may in the future obtain policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Insured Fund. However, the Insured Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Insured Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's or AAA by S&P or Fitch. The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Insured Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.


   The Insured Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and the Insured Fund will not be required to dispose of securities in the event Moody's, S&P or Fitch, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's, S&P or Fitch should downgrade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's, S&P or Fitch continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

   In addition to insured Municipal Obligations, the Insured Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account that contains securities issued or guaranteed by the U.S. Government or U.S. government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs that use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. government agency securities. Collateralized obligations will not constitute more than 20% of the Insured Fund's assets.

   Each insured Municipal Obligation in which the Insured Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

   Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Insured Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

   In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Insured Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Insured Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Insured Fund with respect to such payment.

   Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Insured Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value generally cannot be estimated.

   Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Insured Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Insured Fund ultimately disposes of such Municipal Obligation.

   One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Insured Fund to enhance the value of such Municipal Obligation. The Insured Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of NAM, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Insured Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Insured Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of NAM, the net proceeds of a sale by the Insured Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

   Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Insured Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Insured Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Insured Fund.

   If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance from an insurer whose claims-paying ability is rated Aaa or AAA, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Insured Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.


   Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Insured Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Insured Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

   Each Portfolio Insurance policy will be non-cancelable and will remain in effect so long as the Insured Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Insured Fund, and the Insured Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Insured Fund to refuse to insure any additional securities purchased by the Insured Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Insured Fund.

   Each Portfolio Insurance policy will terminate, as to any Municipal Obligation that has been redeemed from or sold by the Insured Fund, on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy, as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate, as to such Municipal Obligation, on the business day immediately following such payment date. Each policy will terminate, as to all Municipal Obligations covered thereby, on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Insured Fund.

   One or more policies of Portfolio Insurance may provide the Insured Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Insured
Fund. The Insured Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Insured Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of NAM, upon such exercise the net proceeds from the sale by the Insured Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

   The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Insured Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

   The Insured Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, NAM may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Insured Fund will not place any value on the insurance in valuing the Municipal Obligations that it holds.

   Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Insured Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Insured
Fund), the provision for this insurance will not enhance the marketability of securities held by the Insured Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Insured Fund may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.


Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what NAM believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


   The portfolio turnover rates for the 2005 and 2006 fiscal year-ends of the Funds were:



                                                            Fiscal Year
                                                            -----------
                                                            2005  2006
                                                            ----  ----
           Nuveen High Yield Municipal Bond Fund...........  5%    4%

           Nuveen All-American Municipal Bond Fund.........  11    8

           Nuveen Insured Municipal Bond Fund..............  26    27

           Nuveen Intermediate Duration Municipal Bond Fund  32    43

           Nuveen Limited Term Municipal Bond Fund.........  37    59

When-Issued or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. The High Yield Fund also may invest up to 15% of its assets in forwards that do not serve to replace a specific portfolio bond.


Illiquid Securities

   Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, no Fund will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to NAM the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed NAM to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.


Hedging and Other Defensive Actions


   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund's portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap transactions or options on swaps. When a Fund enters into an index or financial futures contract it is required to post an initial deposit of 1% to 5% of the total contract price. Typically, futures or option on futures holders enter into offsetting closing transactions to enable settlement in cash rather than taking delivery of the underlying security in the future. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the hedging instrument and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund's portfolio being hedged, or that the gain on the hedge may be less than the losses on the Fund's portfolio securities. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the hedging transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts or options sold on futures or swap contracts create an ongoing greater potential financial risk than do purchasing option transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders. A Fund may engage in hedging transactions to reduce the risk that the value of the securities owned by the Fund may decline on account of an increase in interest rates and to hedge against increases in the cost of the securities the Fund intends to purchase as a result of a decline in interest rates.

   No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits, with respect to all currently effective hedging investments, would exceed 5% of such series' net assets. Each Fund will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.



Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital- project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Fund will bear its proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of NAM present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. NAM will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, NAM will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.


Other Investment Policies and Techniques of the High Yield Fund

   Non-Investment Grade Debt Securities (Junk Bonds)

   Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality Municipal Obligations. Municipal Obligations rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

      (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

      All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

      The value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

      (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with lower yielding securities, which could result in a lower return for the Fund.

      (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by NAM than investments in investment grade debt securities. NAM employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. NAM continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

      (4) Liquidity and Valuation. The High Yield Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bond securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bond securities, especially in a thinly traded market.

   The High Yield Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. Municipal Obligations in the lowest rating categories may be in default and are generally regarded as having poor prospects of attaining any real investment standing. A default or expected default in a Municipal Obligation owned by the Fund could result in a significant decline in the value of that Municipal Obligation.

   Structured Notes

   The High Yield Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans references in such notes. The rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage which magnifies the potential for gain and the risk of loss because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of the structured note.

   Mortgage-Backed Securities

   The High Yield Fund may invest in fixed-income obligations backed by a pool of mortgages. Mortgage-backed securities are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA) the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

   Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

   Standby Commitments

   The High Yield Fund may obtain standby commitments when it purchases Municipal Obligations. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of NAM, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value.

   Lending of Portfolio Securities

   The High Yield Fund may lend its portfolio securities, up to 33 1/3% of its total assets, including collateral received, to broker-dealers or institutional investors. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail.

MANAGEMENT OF THE TRUST

Trustees and Officers

   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 9, one of whom is an "interested person" (as the term is defined in the 1940 Act) and 8 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                              Number of
                                                                                             Portfolios
                                         Term of Office                                        in Fund       Other
                         Position(s)     and Length of                                         Complex   Directorships
    Name, Birthdate       Held with     Time Served with         Principal Occupations       Overseen by    Held by
      and Address           Funds            Trust               During Past Five Years        Trustee      Trustee
    ---------------      -----------    ----------------         ----------------------      ----------- -------------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger* Chairman of  Term--Indefinite/(1)/ Chairman (since 1999) and            167     See Principal
3/28/49                   the Board   Length of service--   Trustee (since 1996) of the                  Occupation
333 West Wacker Drive     and Trustee Since 1996            funds advised by Nuveen                      description
Chicago, IL 60606                                           Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.**;
                                                            Chairman (since 1996) and
                                                            Director of Nuveen
                                                            Investments, Inc., Nuveen
                                                            Investments, LLC, Nuveen
                                                            Advisory Corp., Nuveen
                                                            Institutional Advisory Corp.**;
                                                            Chairman and Director (since
                                                            1997) of Nuveen Asset
                                                            Management; Chairman and
                                                            Director of Rittenhouse Asset
                                                            Management, Inc. (since 1999);
                                                            Chairman of Nuveen
                                                            Investments Advisers, Inc.
                                                            (since 2002); formerly, Director
                                                            (1996-2006) of Institutional
                                                            Capital Corporation.

                                                                                           Number of
                                                                                          Portfolios
                                     Term of Office                                         in Fund       Other
                      Position(s)    and Length of                                          Complex   Directorships
   Name, Birthdate     Held with    Time Served with         Principal Occupations        Overseen by    Held by
     and Address         Funds           Trust               During Past Five Years         Trustee      Trustee
   ---------------    -----------   ----------------         ----------------------       ----------- -------------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner     Lead        Term--Indefinite/(1)/ Private Investor and                  167     N/A
8/22/40               Independent Length of service--   Management Consultant.
333 West Wacker Drive Trustee     Since 1996
Chicago, IL 60606

Lawrence H. Brown     Trustee     Term--Indefinite/(1)/ Retired (since 1989) as Senior        167     See Principal
7/29/34                           Length of service--   Vice President of The Northern                Occupation
333 West Wacker Drive             Since 1996            Trust Company; Director (since                description
Chicago, IL 60606                                       2002) Community Advisory
                                                        Board for Highland Park and
                                                        Highwood, United Way of the
                                                        North Shore.

Jack B. Evans         Trustee     Term--Indefinite/(1)/ President, The Hall-Perrine           167     See Principal
10/22/48                          Length of service--   Foundation, a private                         Occupation
333 West Wacker Drive             Since 2003            philanthropic corporation                     description
Chicago, IL 60606                                       (since 1996); Director and Vice
                                                        Chairman, United Fire Group, a
                                                        publicly held company;
                                                        Adjunct Faculty Member,
                                                        University of Iowa; Director,
                                                        Gazettte Companies; Life
                                                        Trustee of Coe College and
                                                        Iowa College Foundation;
                                                        formerly, Director, Alliant
                                                        Energy; formerly, Director,
                                                        Federal Reserve Bank of
                                                        Chicago; formerly, President
                                                        and Chief Operating Officer,
                                                        SCI Financial Group, Inc., a
                                                        regional financial services firm.

William C. Hunter     Trustee     Term--Indefinite/(1)/ Dean (since June 2006), Tippie        167     See Principal
3/6/48                            Length of service--   College of Business, University               Occupation
333 West Wacker Drive             Since 2004            of Iowa; formerly, Dean and                   description
Chicago, IL 60606                                       Distinguished Professor of
                                                        Finance, School of Business at
                                                        the University of Connecticut
                                                        (2002-2006); previously, Senior
                                                        Vice President and Director of
                                                        Research at the Federal Reserve
                                                        Bank of Chicago (1995-2003);
                                                        Director (since 1997), Credit
                                                        Research Center at Georgetown
                                                        University; Director (since
                                                        2004) of Xerox Corporation;
                                                        Director, May 2005-October
                                                        2005, of SS&C Technologies,
                                                        Inc.

                                                                                           Number of
                                                                                          Portfolios
                                     Term of Office                                         in Fund       Other
                      Position(s)    and Length of                                          Complex   Directorships
   Name, Birthdate     Held with    Time Served with         Principal Occupations        Overseen by    Held by
     and Address         Funds           Trust               During Past Five Years         Trustee      Trustee
   ---------------    -----------   ----------------         ----------------------       ----------- -------------

David J. Kundert        Trustee   Term--Indefinite/(1)/ Retired (since 2004) as               165     See Principal
10/28/42                          Length of service--   Chairman, JPMorgan Fleming                    Occupation
333 West Wacker Drive             Since 2005            Asset Management, President                   description
Chicago, IL 60606                                       and CEO, Banc One
                                                        Investment Advisors
                                                        Corporation, and President,
                                                        One Group Mutual Funds;
                                                        prior thereto, Executive Vice
                                                        President, Bank One
                                                        Corporation and Chairman and
                                                        CEO, Banc One Investment
                                                        Management Group; Board of
                                                        Regents, Luther College;
                                                        member of the Wisconsin Bar
                                                        Association; member of Board
                                                        of Directors, Friends of Boerner
                                                        Botanical Gardens.

William J. Schneider    Trustee   Term--Indefinite/(1)/ Chairman, formerly, Senior            167     See Principal
9/24/44                           Length of service--   Partner and Chief Operating                   Occupation
333 West Wacker Drive             Since 1996            Officer (retired, 2004), Miller-              description
Chicago, IL 60606                                       Valentine Partners Ltd., a real
                                                        estate investment company;
                                                        formerly, Vice President, Miller-
                                                        Valentine Realty, a construction
                                                        company; Chair of the Finance
                                                        Committee and Member of the
                                                        Audit Committee, Premier
                                                        Health Partners, the not-for-
                                                        profit company of Miami Valley
                                                        Hospital; Vice President,
                                                        Dayton Philharmonic Orchestra
                                                        Association; Board Member,
                                                        Regional Leaders Forum, which
                                                        promotes cooperation on
                                                        economic development issues;
                                                        Director and Past Chair, Dayton
                                                        Development Coalition;
                                                        formerly, Member, Community
                                                        Advisory Board, National City
                                                        Bank, Dayton, Ohio and
                                                        Business Advisory Council,
                                                        Cleveland Federal Reserve
                                                        Bank.


                                                                                        Number of
                                                                                       Portfolios
                                     Term of Office                                      in Fund       Other
                      Position(s)    and Length of                                       Complex   Directorships
   Name, Birthdate     Held with    Time Served with        Principal Occupations      Overseen by    Held by
     and Address         Funds           Trust              During Past Five Years       Trustee      Trustee
   ---------------    -----------   ----------------        ----------------------     ----------- -------------

Judith M. Stockdale     Trustee   Term--Indefinite/(1)/ Executive Director, Gaylord        167     N/A
12/29/47                          Length of service--   and Dorothy Donnelley
333 West Wacker                   Since 1996            Foundation (since 1994); prior
Drive                                                   thereto, Executive Director,
Chicago, IL 60606                                       Great Lakes Protection Fund
                                                        (from 1990 to 1994).

Eugene S. Sunshine      Trustee   Term--Indefinite/(1)/ Senior Vice President for          167     See Principal
1/22/50                           Length of service--   Business and Finance,                      Occupation
333 West Wacker Drive             Since 2005            Northwestern University (since             description
Chicago, IL 60606                                       1997); Director (since 2003),
                                                        Chicago Board Options
                                                        Exchange; Director (since
                                                        2003), National Mentor
                                                        Holdings, a privately-held,
                                                        national provider of home and
                                                        community-based services;
                                                        Chairman (since 1997), Board
                                                        of Directors, Rubicon, a pure
                                                        captive insurance company
                                                        owned by Northwestern
                                                        University; Director (since
                                                        1997), Evanston Chamber of
                                                        Commerce and Evanston
                                                        Inventure, a business
                                                        development organization.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the
   1940 Act, because he is an officer and director of Nuveen Asset Management. **Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.


/(1)/Trustees serve an indefinite term until his/her successor is elected.

                                                                                                      Number of
                                             Term of                                                 Portfolios
                                           Office and                                                  in Fund
                                            Length of                                                  Complex
   Name, Birthdate      Position(s) Held   Time Served            Principal Occupations              Overseen by
     and Address           with Fund       with Trust             During Past Five Years               Officer
   ---------------      ----------------   -----------            ----------------------             -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman  Chief Administrative Term--Until Managing Director (since 2002), Assistant         167
9/9/56                 Officer             July 2007   Secretary and Associate General Counsel,
333 West Wacker Drive                      Length of   formerly, Vice President and Assistant
Chicago, IL 60606                          Service--   General Counsel, of Nuveen Investments,
                                           Since 1996  LLC; Managing Director (2002-2004), General
                                                       Counsel (1998-2004) and Assistant Secretary,
                                                       formerly, Vice President of Nuveen Advisory
                                                       Corp. and Nuveen Institutional Advisory
                                                       Corp.*; Managing Director (since 2002) and
                                                       Assistant Secretary and Associate General
                                                       Counsel (since 1997) of Nuveen Asset
                                                       Management; Managing Director (since
                                                       2004) and Assistant Secretary (since 1994) of
                                                       Nuveen Investments, Inc.; Assistant Secretary
                                                       of NWQ Investment Management Company,
                                                       LLC. (since 2002); Vice President and
                                                       Assistant Secretary of Nuveen Investments
                                                       Advisers Inc. (since 2002); Managing
                                                       Director, Associate General Counsel and
                                                       Assistant Secretary of Rittenhouse Asset
                                                       Management, Inc. and Symphony Asset
                                                       Management LLC (since 2003); Chartered
                                                       Financial Analyst.

Julia L. Antonatos    Vice President       Term--Until Managing Director (since 2005), formerly          167
9/22/63                                    July 2007   Vice President (since 2002); formerly,
333 West Wacker Drive                      Length of   Assistant Vice President (since 2000) of
Chicago, IL 60606                          Service--   Nuveen Investments, LLC; Chartered
                                           Since 2004  Financial Analyst.

Michael T. Atkinson   Vice President       Term--Until Vice President (since 2002), formerly,            167
2/3/66                                     July 2007   Assistant Vice President (since 2000) of
333 West Wacker Drive                      Length of   Nuveen Investments, LLC.
Chicago, IL 60606                          Service--
                                           Since 2000

                                                                                                  Number of
                                           Term of                                               Portfolios
                                         Office and                                                in Fund
                                          Length of                                                Complex
   Name, Birthdate     Position(s) Held  Time Served           Principal Occupations             Overseen by
     and Address          with Funds     with Trust            During Past Five Years              Officer
   ---------------     ----------------  -----------           ----------------------            -----------

Peter H. D'Arrigo     Vice President and Term--Until Vice President of Nuveen Investments, LLC       167
11/28/67               Treasurer         July 2007   (since 1999); Vice President and Treasurer
333 West Wacker Drive                    Length of   (since 1999) of Nuveen Investments, Inc.;
Chicago, IL 60606                        Service--   formerly, Vice President and Treasurer
                                         Since 1999  (1999-2004) of Nuveen Advisory Corp. and
                                                     Nuveen Institutional Advisory Corp.*; Vice
                                                     President and Treasurer of Nuveen Asset
                                                     Management (since 2002) and of Nuveen
                                                     Investments Advisers Inc. (since 2002);
                                                     Assistant Treasurer of NWQ Investment
                                                     Management Company, LLC. (since 2002);
                                                     Vice President and Treasurer of Rittenhouse
                                                     Asset Management, Inc. and Symphony
                                                     Asset Management LLC (since 2003);
                                                     Chartered Financial Analyst.

John N. Desmond       Vice President     Term--Until Vice President, Director of Investment          167
8/24/61                                  July 2007   Operations (since 2005), Nuveen
333 West Wacker Drive                    Length of   Investments, LLC; formerly, Director,
Chicago, IL 60606                        Service--   Business Manager (2003-2004), Deutsche
                                         Since 2005  Asset Management; Director, Business
                                                     Development and Transformation
                                                     (2002-2003), Deutsche Trust Bank Japan;
                                                     Senior Vice President, Head of Investment
                                                     Operations and Systems (2000-2002),
                                                     Scudder Investments Japan; Senior Vice
                                                     President, Head of Plan Administration and
                                                     Participant Services (1995-2002), Scudder
                                                     Investments.

Jessica R. Droeger    Vice President     Term--Until Vice President (since 2002), Assistant          167
9/24/64                and Secretary     July 2007   Secretary and Assistant General Counsel
333 West Wacker Drive                    Length of   (since 1998) formerly, Assistant Vice
Chicago, IL 60606                        Service--   President (since 1998) of Nuveen
                                         Since 1998  Investments, LLC; formerly, Vice President
                                                     (2002-2004) and Assistant Secretary (since
                                                     1998) of Nuveen Advisory Corp. and
                                                     Nuveen Institutional Advisory Corp.*; Vice
                                                     President and Assistant Secretary (since
                                                     2005) of Nuveen Asset Management.

Lorna C. Ferguson     Vice President     Term--Until Managing Director (since 2004), formerly,       167
10/24/45                                 July 2007   Vice President of Nuveen Investments, LLC;
333 West Wacker Drive                    Length of   formerly, Managing Director (2004),
Chicago, IL 60606                        Service--   previously, Vice President of Nuveen
                                         Since 1998  Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp.*; Managing Director (since
                                                     2005) of Nuveen Asset Management.

                                                                                                     Number of
                                             Term of                                                Portfolios
                                           Office and                                                 in Fund
                                            Length of                                                 Complex
   Name, Birthdate      Position(s) Held   Time Served            Principal Occupations             Overseen by
     and Address           with Funds      with Trust             During Past Five Years              Officer
   ---------------      ----------------   -----------            ----------------------            -----------

William M. Fitzgerald Vice President       Term--Until Managing Director (since 2002), formerly,        167
3/2/64                                     July 2007   Vice President of Nuveen Investments, LLC;
333 West Wacker Drive                      Length of   formerly, Managing Director (1997-2004), of
Chicago, IL 60606                          Service--   Nuveen Advisory Corp. and Nuveen
                                           Since 1997  Institutional Advisory Corp.*; Managing
                                                       Director of Nuveen Asset Management
                                                       (since 2001); Vice President of Nuveen
                                                       Investments Advisers Inc. (since 2002);
                                                       Chartered Financial Analyst.

Stephen D. Foy        Vice President and   Term--Until Vice President (since 1993) and Funds            167
5/31/54                Controller          July 2007   Controller (since 1998) of Nuveen
333 West Wacker Drive                      Length of   Investments, LLC; formerly, Vice President
Chicago, IL 60606                          Service--   and Funds Controller (1998-2004) of Nuveen
                                           Since 1997  Investments, Inc.; Certified Public
                                                       Accountant.

David J. Lamb         Vice President       Term--Until Vice President (since 2000) of Nuveen            167
3/22/63                                    July 2007   Investments, LLC; Certified Public
333 West Wacker Drive                      Length of   Accountant.
Chicago, IL 60606                          Service--
                                           Since 2000

Tina M. Lazar         Vice President       Term--Until Vice President of Nuveen Investments, LLC        167
8/27/61                                    July 2007   (since 1999).
333 West Wacker Drive                      Length of
Chicago, IL. 60606                         Service--
                                           Since 2000

Larry W. Martin       Vice President and   Term--Until Vice President, Assistant Secretary and          167
7/27/51                Assistant Secretary July 2007   Assistant General Counsel of Nuveen
333 West Wacker Drive                      Length of   Investments, LLC; Vice President and
Chicago, IL 60606                          Service--   Assistant Secretary of Nuveen Advisory Corp.
                                           Since 1997  and Nuveen Institutional Advisory Corp.*;
                                                       Vice President (since 2005) and Assistant
                                                       Secretary of Nuveen Investments, Inc.; Vice
                                                       President and Assistant Secretary (since
                                                       1997) of Nuveen Asset Management; Vice
                                                       President (since 2000), Assistant Secretary
                                                       and Assistant General Counsel (since 1998)
                                                       of Rittenhouse Asset Management, Inc.; Vice
                                                       President and Assistant Secretary of Nuveen
                                                       Investments Advisers Inc. (since 2002);
                                                       Assistant Secretary of NWQ Investment
                                                       Management Company, LLC (since 2002).

--------
  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

   The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.


   Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended April 30, 2006, the Executive Committee did not meet.

   The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown, William J. Schneider and Eugene S. Sunshine. During the fiscal year ended April 30, 2006, the Audit Committee met four times.

   The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale and Eugene S. Sunshine. During the fiscal year ended April 30, 2006, the Nominating and Governance Committee met four times.

   The Dividend Committee is authorized to declare distributions on the Trust's shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown and Jack B. Evans. During the fiscal year ended April 30, 2006, the Dividend Committee met five times.

   The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, David J. Kundert, William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended April 30, 2006, the Compliance, Risk Management and Regulatory Oversight Committee met three times.

   The Trustees of the Trust are directors or trustees, as the case may be, of 51 Nuveen open-end funds and 116 Nuveen closed-end funds, except David J. Kundert is trustee of 51 Nuveen open-end funds and 114 closed-end funds managed by NAM.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2005:



                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......        $0                Over $100,000
      Lawrence H. Brown......        $0                Over $100,000
      Jack B. Evans..........        $0                Over $100,000
      William C. Hunter......        $0                Over $100,000
      David J. Kundert.......        $0             $50,000-$100,000
      William J. Schneider...        $0                Over $100,000
      Judith M. Stockdale....        $0                Over $100,000
      Timothy R. Schwertfeger        $0                Over $100,000
      Eugene S. Sunshine.....        $0                Over $100,000



   No trustee who is not an interested person of the Trust owns beneficially or of record any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.


   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended April 30, 2006.



                          Aggregate      Amount of Total    Total Compensation
                         Compensation   Compensation that     from Fund and
     Name of Trustee     From Trust/1/ Has Been Deferred/2/  Fund Complex/3/
     ---------------     ------------  -------------------  ------------------
 Timothy R. Schwertfeger   $    --           $    --             $     --
 Robert P. Bremner......    14,934             2,427              156,175
 Lawrence H. Brown......    15,284                --              153,625
 Jack B. Evans..........    15,728             4,195              157,250
 William C. Hunter......    13,602            13,602              130,625
 David J. Kundert.......    14,087            14,087              131,125
 William J. Schneider...    14,976            14,976              153,750
 Judith M. Stockdale....    13,649             8,131              132,675
 Eugene S. Sunshine.....    14,212            12,053              139,125

--------

 /1/The compensation paid to the independent trustees for the fiscal year ended
   April 30, 2006 for services to the Trust.


 /2/Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.


 /3/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ended April 30, 2006 for services to the open-end and closed-end funds advised by NAM.


Compensation


   The trustee affiliated with Nuveen and NAM serves without any compensation from the Funds. Prior to January 1, 2006, trustees who were not affiliated with Nuveen or NAM ("Independent Trustees") received an $85,000 annual retainer for all Nuveen Funds, plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance in person at an Audit Committee or Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required, $500 per day for Compliance, Risk Management and Regulatory Oversight Committee attendance by telephone or in person where in-person attendance is not required and $750 per day for Audit Committee attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the Dividend Committee; and (e) a fee of $500 per day for attendance in person at all other committee meetings (including ad hoc committee meetings and shareholder meetings) on a day on which no regularly scheduled Board meeting is held in which in-person attendance is required and $250 per day for attendance by telephone or in person at such meetings where in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairpersons of the Audit, Compliance, Risk Management and Regulatory Oversight, and Nominating and Governance Committees shall receive $5,000 to be paid as an addition to the annual retainer paid to such individuals. When ad hoc committees are organized, the Board may provide for additional compensation to be paid to the members of such committees. The annual retainer, fees and expenses are allocated among the funds managed by NAM, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund.

   Effective January 1, 2006, for all Nuveen Funds, Independent Trustees receive a $90,000 annual retainer plus (a) a fee of $2,500 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $2,000 per meeting for attendance in person where such in-person attendance is required and $1,000 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,500 per meeting for attendance in person or by telephone at an audit committee meeting; (d) a fee of $1,500 per meeting for attendance in person at a compliance, risk management and regulatory oversight committee meeting where in-person attendance is required and $1,000 per meeting for attendance by telephone or in person where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the dividend committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the executive committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the lead Independent Trustee receives $20,000, the chairpersons of the audit committee and the compliance, risk management and regulatory oversight committee receive $7,500 and the chairperson of the nominating and governance committee receives $5,000 as additional retainers to the annual retainer paid to such individuals. Independent Trustees also receive a fee of $2,000 per day for site visits on days on which no regularly scheduled board meeting is held to entities that provide services to the Nuveen Funds. When ad hoc committees are organized, the nominating and governance committee will at the time of formation determine compensation to be paid to the members of such committee, however, in general such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required.

   The annual retainer, fees and expenses are allocated among the funds managed by NAM, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund. The trustee affiliated with Nuveen and NAM continues to serve without any compensation from the Funds.


   Nuveen Investments, Inc. ("JNC") maintains its charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program.


   The independent trustees of the funds managed by NAM are eligible to participate in the charitable contributions program of JNC through December 31, 2006. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC.

   As of August 1, 2006, the officers and trustees of the Trust, in the aggregate, owned less than 1% of the shares of each of the Funds.

   The following table sets forth the percentage ownership of each person, who, as of August 1, 2006 owns of record, or is known by the Trust to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                                   Percentage
                                                                                       of
Name of Fund and Class                              Name and Address of Owner      Ownership
----------------------                              -------------------------      ----------
Nuveen All-American Municipal Bond Fund Class A MLPF&S for the Sole Benefit of its   14.57%
  Shares....................................... Customers
                                                Attn: Fund Admin.
                                                Sec. 974T2
                                                4800 Deer Lake Drive E.
                                                3rd Floor
                                                Jacksonville, FL 32246-6484

Nuveen All-American Municipal Bond Fund Class B MLPF&S for the Sole Benefit of its   23.73%
  Shares....................................... Customers
                                                Attn: Fund Admin. Sec. 97NB8
                                                4800 Deer Lake Drive E.
                                                3rd Floor
                                                Jacksonville, FL 32246-6484

Nuveen All-American Municipal Bond Fund Class C Citigroup Global Markets Inc.         6.81%
  Shares....................................... House
                                                Attn: Peter Booth
                                                7th Floor
                                                333 West 34th Street
                                                New York, NY 10001-2402

                                                MLPF&S for the Sole Benefit of its   43.78%
                                                Customers
                                                Attn: Fund Admin.
                                                Sec. 97BM0
                                                4800 Deer Lake Drive E.
                                                3rd Floor
                                                Jacksonville, FL 32246-6484

Nuveen All-American Municipal Bond Fund Class R Citigroup Global Markets Inc.         5.24%
  Shares....................................... House
                                                Attn: Peter Booth
                                                7th Floor
                                                333 West 34th Street
                                                New York, NY 10001-2402

                                                                                 Percentage
                                                                                     of
Name of Fund and Class                            Name and Address of Owner      Ownership
----------------------                            -------------------------      ----------
                                              LPL Financial Services                5.61%
                                              9785 Towne Center Dr.
                                              San Deigo, CA 92121-1968

                                              Alice B. Bonnet                       8.77%
                                              P.O. Box 669
                                              La Porte, IN 46352-0669

                                              Kenneth Z. Slater                    11.36%
                                              Richard J. Slater
                                              The Kendall Trust U/A
                                              6/20/2002
                                              c/o George Famigillo Jr. CPA
                                              1634 Main Street
                                              Sarasota, FL 34236-5811

Nuveen High Yield Municipal Bond Fund Class A
  Shares..................................... Citigroup Global Markets Inc.         8.03%
                                              House
                                              Attn: Peter Booth
                                              7th Floor
                                              333 West 34th Street
                                              New York, NY 10001-2402

                                              Charles Schwab & Co. Inc.             5.86%
                                              for the Benefit of their Customers
                                              4500 Cherry Creek Drive S.
                                              Denver, CO 80018

                                              MLPF&S for the Sole Benefit of its   23.10%
                                              Customers
                                              Attn: Fund Admin.
                                              Sec. 97E84
                                              4800 Deer Lake Drive E.
                                              3rd Floor
                                              Jacksonville, FL 32246-6484

Nuveen High Yield Municipal Bond Fund Class B
  Shares..................................... MLPF&S for the Sole Benefit of its   20.28%
                                              Customers
                                              Attn: Fund Admin.
                                              4800 Deer Lake Drive E.
                                              3rd Floor
                                              Jacksonville, FL 32246-6484

                                                                                 Percentage
                                                                                     of
Name of Fund and Class                            Name and Address of Owner      Ownership
----------------------                            -------------------------      ----------
Nuveen High Yield Municipal Bond Fund Class C Citigroup Global Markets Inc.        10.14%
  Shares..................................... House
                                              Attn: Peter Booth
                                              7th Floor
                                              333 West 34th Street
                                              New York, NY 10001-2402

                                              MLPF&S for the Sole Benefit of its   40.64%
                                              Customers
                                              Attn: Fund Admin.
                                              4800 Deer Lake Drive E.
                                              3rd Floor
                                              Jacksonville, FL 32246-6484

Nuveen High Yield Municipal Bond Fund Class R Charles Schwab & Co. Inc. for the    34.73%
  Shares..................................... Benefit of their Customers
                                              4500 Cherry Creek Drive S.
                                              Denver, CO 80018

                                              FTC & Co.                            26.28%
                                              717 17th Street
                                              Suite 2600
                                              Denver, CO 80202-3326

Nuveen Insured Municipal Bond Fund Class B    Citigroup Global Markets Inc.        11.37%
  Shares..................................... House
                                              Attn: Peter Booth
                                              7th Floor
                                              333 West 34th Street
                                              New York, NY 10001-2402

                                              MLPF&S for the Sole Benefit of its   13.23%
                                              Customers
                                              Attn: Fund Admin.
                                              Sec. 97NB1
                                              4800 Deer Lake Drive E.
                                              3rd Floor
                                              Jacksonville, FL 32246-6484

                                                                                    Percentage
                                                                                        of
Name of Fund and Class                               Name and Address of Owner      Ownership
----------------------                               -------------------------      ----------
Nuveen Insured Municipal Bond Fund Class C       Citigroup Global Markets Inc.         5.34%
  Shares........................................ House
                                                 Attn: Peter Booth
                                                 7th Floor
                                                 333 West 34th Street
                                                 New York, NY 10001-2402

                                                 MLPF&S for the Sole Benefit of its   17.58%
                                                 Customers
                                                 Attn: Fund Admin.
                                                 Sec. 97GW6
                                                 4800 Deer Lake Drive E.
                                                 3rd Floor
                                                 Jacksonville, FL 32246-6484

Nuveen Intermediate Duration Municipal Bond Fund Charles Schwab & Co. Inc. for the     5.03%
  Class A Shares................................ Benefit of their Customers
                                                 P.O. Box 173797
                                                 Denver, CO 80217-3797

                                                 MLPF&S for the Sole Benefit of its    8.38%
                                                 Customers
                                                 Attn: Fund Admin.
                                                 Sec. 97GX8
                                                 4800 Deer Lake Drive E.
                                                 3rd Floor
                                                 Jacksonville, FL 32246-6484

Nuveen Intermediate Duration Municipal Bond Fund MLPF&S for the Sole Benefit of its   36.33%
  Class B Shares................................ Customers
                                                 Attn: Fund Admin.
                                                 Sec. 97NB0
                                                 4800 Deer Lake Drive E.
                                                 3rd Floor
                                                 Jacksonville, FL 32246-6484

                                                                                    Percentage
                                                                                        of
Name of Fund and Class                               Name and Address of Owner      Ownership
----------------------                               -------------------------      ----------
Nuveen Intermediate Duration Municipal Bond Fund
  Class C Shares................................ MLPF&S for the Sole Benefit of its   50.02%
                                                 Customers
                                                 Attn: Fund Admin.
                                                 Sec. 97GX9
                                                 4800 Deer Lake Drive E.
                                                 3rd Floor
                                                 Jacksonville, FL 32246-6484

Nuveen Limited Term Municipal Bond Fund Class A
  Shares........................................ Citigroup Global Markets Inc.        14.93%
                                                 House
                                                 Attn: Peter Booth
                                                 7th Floor
                                                 333 West 34th Street
                                                 New York, NY 10001-2402

                                                 MLPF&S for the Sole Benefit of its   18.18%
                                                 Customers
                                                 Attn: Fund Admin.
                                                 Sec. 973N5
                                                 4800 Deer Lake Drive E.
                                                 3rd Floor
                                                 Jacksonville, FL 32246-6484

Nuveen Limited Term Municipal Bond Fund Class C
  Shares........................................ Citigroup Global Markets Inc.         8.56%
                                                 House
                                                 Attn: Peter Booth
                                                 7th Floor
                                                 333 West 34th Street
                                                 New York, NY 10001-2402

                                                 MLPF&S for the Sole Benefit of its   47.37%
                                                 Customers
                                                 Attn: Fund Admin.
                                                 Sec. 97HW4
                                                 4800 Deer Lake Drive E.
                                                 3rd Floor
                                                 Jacksonville, FL 32246-6484

Nuveen Limited Term Municipal Bond Fund Class R
  Shares........................................ Charles Schwab & Co. Inc. for the    18.82%
                                                 Benefit of their Customers
                                                 4500 Cherry Creek Drive S.
                                                 Denver, CO 80018

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

   NAM acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. NAM also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.


   NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds' shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of JNC, which is a publicly-traded company.



   NAM has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (including NAM's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) from exceeding .75% of the Nuveen Intermediate Duration Municipal Bond Fund's average daily net assets, and .975% of the Nuveen Insured Municipal Bond Fund's average daily net assets, of any class of shares of those Funds, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee.

   Each Fund's management fee is divided into two components--a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.

   Each Fund's management fee equals the sum of a fund-level fee and a complex-level fee.

   Each of the Funds, except the Nuveen High Yield Municipal Bond Fund and the Nuveen Limited Term Municipal Bond Fund, has agreed to pay an annual fund-level management fee, payable monthly, based upon the average daily net assets of each Fund as follows:



               Average Daily Net Assets       Fund-Level Fee Rate
               ------------------------       -------------------
               For the first $125 million....        .3000%
               For the next $125 million.....        .2875%
               For the next $250 million.....        .2750%
               For the next $500 million.....        .2625%
               For the next $1 billion.......        .2500%
               For the next $3 billion.......        .2250%
               For net assets over $5 billion        .2125%

   The Nuveen High Yield Municipal Bond Fund has agreed to pay an annual fund-level management fee according to the following schedule:



               Average Daily Net Assets       Fund-Level Fee Rate
               ------------------------       -------------------
               For the first $125 million....        .4000%
               For the next $125 million.....        .3875%
               For the next $250 million.....        .3750%
               For the next $500 million.....        .3625%
               For the next $1 billion.......        .3500%
               For net assets over $2 billion        .3250%



   The Nuveen Limited Term Municipal Bond Fund has agreed to pay an annual fund-level management fee according to the following schedule:



               Average Daily Net Assets       Fund-Level Fee Rate
               ------------------------       -------------------
               For the first $125 million....        .2500%
               For the next $125 million.....        .2375%
               For the next $250 million.....        .2250%
               For the next $500 million.....        .2125%
               For the next $1 billion.......        .2000%
               For the next $3 billion.......        .1750%
               For net assets over $5 billion        .1625%



   The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of July 31, 2006, the complex-level fee rate was .1875%.



                                                      Complex-Level
             Complex-Level Assets/(1)/                  Fee Rate
             -------------------------                -------------
             For the first $55 billion...............     .2000%
             For the next $1 billion.................     .1800%
             For the next $1 billion.................     .1600%
             For the next $3 billion.................     .1425%
             For the next $3 billion.................     .1325%
             For the next $3 billion.................     .1250%
             For the next $5 billion.................     .1200%
             For the next $5 billion.................     .1175%
             For the next $15 billion................     .1150%
             For Managed Assets over $91 billion/(2)/     .1400%


/(1)/The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund, including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.


/(2)/With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

   For the last three fiscal years, the Funds paid net management fees as follows:


                               Management Fees Net of Expense    Fee Waivers and Expense
                                  Reimbursement Paid to NAM      Reimbursements from NAM
                                     for the Year Ended            for the Year Ended
                             ----------------------------------- -----------------------
                               4/30/04     4/30/05     4/30/06   4/30/04 4/30/05 4/30/06
                             ----------- ----------- ----------- ------- ------- -------
Nuveen High Yield
  Municipal Bond Fund....... $ 2,065,153 $ 5,091,240 $12,512,863   --      --      --
Nuveen All-American
  Municipal Bond Fund.......   1,709,991   1,663,030   1,725,680   --      --      --
Nuveen Insured
  Municipal Bond Fund.......   4,499,174   4,226,901   4,063,685   --      --      --
Nuveen Intermediate Duration
  Municipal Bond Fund.......  12,722,332  12,003,177  11,459,114   --      --      --
Nuveen Limited Term
  Municipal Bond Fund.......   3,815,874   3,575,113   3,314,681   --      --      --



   In addition to the management fee of NAM, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.


   The Funds, the other Nuveen Funds, NAM, and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen Fund management personnel, including Nuveen Fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

The Portfolio Managers

   Unless otherwise indicated, the information below is provided as of the date of this SAI.

   The following individuals have primary responsibility for the day-to-day implementation of the Funds' investment strategies:


     Name                  Fund
     William M. Fitzgerald Nuveen Intermediate Duration Municipal Bond Fund
     J. Thomas Futrell     Nuveen All-American Municipal Bond Fund
     John V. Miller        Nuveen High Yield Municipal Bond Fund
     Paul L. Brennan       Nuveen Insured Municipal Bond Fund
                           Nuveen Limited Term Municipal Bond Fund

   Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:


                                                       Number of
Portfolio Manager         Type of Account Managed      Accounts      Assets*
-----------------     -------------------------------- --------- ---------------
William M. Fitzgerald Registered Investment Companies      0                  $0
                      Other Pooled Investment Vehicles     0
                      Other Accounts                       3        $2.2 million
J. Thomas Futrell.... Registered Investment Companies      0                  $0
                      Other Pooled Investment Vehicles     0
                      Other Accounts                       3         $.7 million
John V. Miller....... Registered Investment Companies      3        $604 million
                      Other Pooled Investment Vehicles     1       $40.7 million
                      Other Accounts                       8        $1.2 million
Paul L. Brennan...... Registered Investment Companies     13     $12.526 billion
                      Other Pooled Investment Vehicles     0                  $0
                      Other Accounts                       1         $.5 million


* Assets are as of April 30, 2006. None of the assets in these accounts are subject to an advisory fee based on performance.

   Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of JNC (the parent company of the Adviser). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of May 31, 2006, the S&P/Investortools Municipal Bond index was comprised of 46,875 securities with an aggregate current market value of $868 billion.


   Base salary. Each portfolio manager is paid a base salary that is set at a level determined by the Adviser in accordance with its overall compensation strategy discussed above. The Adviser is not under any current contractual obligation to increase a portfolio manager's base salary.

   Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Adviser's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Adviser's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of JNC, Inc. in achieving its business objectives.

   Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by JNC. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

   Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Funds and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of a Fund and the other account. The Adviser, however, believes that such potential conflicts are mitigated by the fact that the Adviser has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.


   Beneficial Ownership of Securities. As of April 30, 2006, each portfolio manager beneficially owned the following dollar range of equity securities issued by the Funds and other Nuveen Funds managed by that portfolio manager:



                                                                            Dollar range of
                                                                           equity securities
                                                                           beneficially owned
                                                         Dollar range of    in the remainder
                                                        equity securities   of Nuveen funds
                                                        beneficially owned     managed by
Name of Portfolio Manager Fund                               in Fund       portfolio manager
------------------------- ----                          ------------------ ------------------
  William M. Fitzgerald.. Nuveen Intermediate Duration
                          Municipal Bond Fund              Over $100,000      Over $100,000

  J. Thomas Futrell...... Nuveen All-American Municipal
                          Bond Fund                           $0-$10,000                N/A

  John V. Miller......... Nuveen High Yield Municipal
                          Bond Fund                           $0-$10,000    $10,001-$50,000

  Paul L. Brennan........ Nuveen Limited Term Municipal
                          Bond Fund                      $10,001-$50,000    $10,001-$50,000
                          Nuveen Insured Municipal
                          Bond Fund                                    0




Proxy Voting Policies

   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.

   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.

PORTFOLIO TRANSACTIONS

   NAM is responsible for decisions to buy and sell securities for the Funds, the placement of the Funds' securities business, the negotiation of the prices to be paid or received for principal trades, and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.


   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay significant amounts of brokerage commissions. Brokerage will not be allocated based on the sale of a Fund's shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of NAM to seek the best execution under the circumstances of each trade. NAM evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondarily in determining best execution. Given the best execution obtainable, it may be NAM's practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to NAM. It is not possible to place a dollar value on information and statistical and other services received from received from dealers. Since it is only supplementary to NAM's own research efforts, the receipt of research information is not expected to reduce significantly NAM's expenses. For certain secondary market transactions transactions where the execution capability of two brokers is judged to be of substantially similar quality, NAM may randomly select one of them. While NAM will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of NAM in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.


   NAM may manage other investment companies and investment accounts for other clients that have investment objectives similar to the Funds. Subject to applicable laws and regulations, NAM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "NYSE") is normally open for trading. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

   Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial, or administrative action, and any such change may be retroactive with respect to the Funds' transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal, state, and local taxation of the Funds.


   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies), the securities (other than the securities of other regulated investment companies) of two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.


   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify shareholders who will be required to include in income for income tax purposes their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In this case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect to these shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.


   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.


   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations or for the lower tax rates on qualified dividend income.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for not more than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay any material amount of the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.


   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.


   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold the applicable rate (currently 28%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters

   Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. In general, exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states. Shareholders are urged to contact their tax advisors regarding state and local tax laws affecting an investment in shares of a Fund.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares as described below.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.


   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan and $250 for accounts opened through fee-based programs).

   Each Fund has established a maximum purchase limit for the Class B shares of the Funds. Purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A or Class C shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

   Each Fund has established a maximum purchase limit for the Class C shares of the Funds. Purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A Shares of a Fund. The example assumes a purchase on April 30, 2006 of Class A shares from the Nuveen Insured Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A Shares.



  Net Asset Value per share........................................... $10.69
  Per Share Sales Charge--4.20% of public offering price (4.40% of net
    asset value per share)............................................    .47
                                                                       ------
  Per Share Offering Price to the Public.............................. $11.16


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

Rights of Accumulation

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Reinvestment of Nuveen Defined Portfolio Distributions

   You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

   Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

Group Purchase Programs

   If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free at (800) 257-8787.



Elimination of Sales Charge on Class A Shares

   Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:


  . investors purchasing $1,000,000 or more (Nuveen may pay Authorized Dealers on Class A sales of $1 million and above up to an additional 0.25% of the purchase amount);

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;
  . bona fide, full-time and retired employees and directors of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
  . employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and
  . with respect to purchases by employer-sponsored retirement plans with at least 25 employees and which either (a) make an initial purchase of one or more Nuveen mutual funds aggregating $500,000 or more; or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. Unless the authorized dealer elects to waive the commission, a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.


   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:


  . officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);

  . bona fide, full-time and retired employees and directors of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;


   (Any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund.)

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
  . institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  . employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans.


   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Intermediate Duration Municipal Bond Fund, formerly called Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.


   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law;
7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the advisor refunds the advanced service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

   Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of one of the Funds at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.


   The shares to be purchased must be offered in your state of residence. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.


   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See "Frequent Trading Policy" below.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

   Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.


Redemption In-Kind

   The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in-kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.


Frequent Trading Policy




   The Funds Frequent Trading Policy is as follows:

   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

   1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

   2. Round Trip Trade Limitations

   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted below, the Funds limit an investor to four Round Trips per trailing 12-month period and may also restrict the trading privileges of an investor who makes a Round Trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor's account.

   3. Enforcement

   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict the investor's existing account(s) to redemptions only. Nuveen Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

   Nuveen Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Funds. The Funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

   The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Funds' Frequent Trading Policy. In addition, the Funds may rely on a financial intermediary's policy to restrict market timing and excessive trading if the Funds believe that the policy is reasonably designed to prevent market timing that is detrimental to the Funds. Such policy may be more or less restrictive than the Funds' Policy. The Funds cannot ensure that these financial intermediaries will in all cases apply the Funds' policy or their own policies, as the case may be, to accounts under their control.

Exclusions from the Frequent Trading Policy

   As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive "wrap" fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; and (ix) redemptions in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

   In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code ("Code") from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer's plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.


DISCLOSURE OF PORTFOLIO HOLDINGS


   The Nuveen Mutual Funds have adopted a policy on the disclosure of portfolio holdings which provides that a Fund, (including its investment adviser, distributor, any subadviser, and agents and employees thereof) may not disclose a Fund's portfolio holdings information to any person other than in accordance with the policy. Under the policy, persons associated with the Funds may not solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. Portfolio holdings information may be provided to third parties if such information has been included in the Funds' public filings with the SEC or is disclosed on the Funds' publicly accessible Web site, www.nuveen.com. Information posted on the website may be separately provided to any person commencing the day after it is first posted. For Municipal Funds, this information is posted monthly approximately 5 business days after the end of the month as of which the information is current. For other Funds this information is posted monthly approximately 5 business days after the end of the month following the month as of which the information is current. Additionally, each Fund posts on the website a list of top ten holdings as of the end of each month, approximately 5 business days after the end of the month as of which the information is current. The Funds reserve the right to revise this posting schedule in the future. The information posted will remain available on the website at least until a Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

   Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties if the recipient is required to keep the information confidential and not misuse it, either by virtue of the recipient's duties to the Funds as an agent or service provider or by explicit agreement. In this connection, portfolio holdings information will be disclosed on an ongoing basis in the normal course of investment and administrative operations to service providers, including the Funds' investment adviser, subadvisers, distributor, independent registered public accounting firm, custodian and fund accounting agent. Portfolio holdings information will also be provided to financial printers (including R.R. Donnelley Financial, Financial Graphic Services), proxy voting services (including Institutional Shareholder Services, ADP Investor Communication Services and Glass, Lewis & Co.), vendors that assist with the pricing of portfolio holdings (including Interactive Data Corporation and Standard & Poor's), firms that have been retained by the Fund or its adviser or subadviser to process corporate actions or file proof of claims (including Securities Class Action Services), and legal counsel to the Funds, the Funds' independent directors, or investment advisers (including Bell, Boyd & Lloyd LLC and Chapman and Cutler
LLP). The Funds' investment adviser or subadvisers may also provide portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of information, including limitations on the scope of the portfolio holdings information disclosed.

   A Fund or its investment adviser or sub-adviser(s) may also provide portfolio holdings information on an ongoing basis to third parties that provide portfolio analytical tools or assistance with portfolio accounting, straight-through processing or trade order management (including Vestek Systems, Thompson Financial, Factset Research Systems and Advent Software), trading cost analysis (including Elkins/McSherry, LLC and Abel/Noser Corp.) or other portfolio management services; third parties that supply their analyses of holdings information, but not the holdings information itself, to their clients (including retirement plan sponsors or their consultants); and certain independent rating and ranking organizations (including Standard & Poor's, Moody's Investor Services and Lipper, Inc.). A Fund or its investment adviser, subadviser or distributor may also provide portfolio holdings information to third party firms for due diligence purposes in connection with the firm's decision to offer or continue to offer Fund shares to customers or in anticipation of a merger involving a Fund, or in other circumstances. To the extent that these disclosures are made prior to the posting of the information on the publicly available website, designated officers of the Funds must first make a determination that there is a legitimate business purpose for doing so and the recipient is subject to a duty to maintain the confidentiality of the information and not misuse it.

   Portfolio holdings information will also be disclosed as required by law to regulatory agencies, listing authorities or in connection with litigation.

   Compliance personnel of the Funds and their investment adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the policy. Reports are made periodically to the Funds' Board.


   There is no assurance that the Funds' policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" and "Systematic Investing" in the applicable Prospectus.

   If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

   The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on August 1, 2006 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.


   The following table sets forth the aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.



                                 Year Ended            Year Ended            Year Ended
                               April 30, 2004        April 30, 2005        April 30, 2006
                            --------------------- --------------------- ---------------------
                                          Amount                Amount                Amount
                             Amount of   Retained  Amount of   Retained  Amount of   Retained
                            Underwriting    By    Underwriting    By    Underwriting    By
Fund                        Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                        ------------ -------- ------------ -------- ------------ --------
Nuveen High Yield Municipal
  Bond Fund................    $2,979      $316      $6,415      $741     $10,008     $1,127
Nuveen All-American
  Municipal Bond Fund......       667        81         607        81         644         62
Nuveen Insured Municipal
  Bond Fund................       696        69         476        64         485         56
Nuveen Intermediate
  Duration Municipal Bond
  Fund.....................       343        47         239        39         230         34
Nuveen Limited Term
  Municipal Bond Fund......       637        58         360        61         265         37


Other compensation to certain dealers

   NAM, at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or
(b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen Funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Funds.

   In 2006, NAM expects that it will pay additional compensation to the following dealers:

      A.G. Edwards & Sons, Inc.
      Ameriprise Financial
      Merrill Lynch, Pierce, Fenner & Smith, Inc.
      Morgan Stanley DW Inc.
      Raymond James Financial
      Smith Barney
      UBS Financial Services Inc.
      Wachovia Securities, LLC


DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's 12b-1 Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's 12b-1 Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the 12b-1 Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the 12b-1 Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the 12b-1 Plan applicable to Class C Shares.


   During the fiscal year ended April 30, 2006, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen.

After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.


                                                       12b-1 Fees Incurred
                                                      by each Fund for the
                                                    Year Ended April 30, 2006
                                                    -------------------------
  Nuveen High Yield Municipal Bond Fund:
     Class A.......................................        $2,536,464
     Class B.......................................         1,532,815
     Class C.......................................         5,198,883

  Nuveen All-American Municipal Bond Fund:
     Class A.......................................           483,956
     Class B.......................................           353,417
     Class C.......................................           562,599

  Nuveen Insured Municipal Bond Fund:
     Class A.......................................           413,188
     Class B.......................................           357,567
     Class C.......................................           254,547

  Nuveen Intermediate Duration Municipal Bond Fund:
     Class A.......................................           530,897
     Class B.......................................           307,484
     Class C.......................................           467,971

  Nuveen Limited Term Municipal Bond Fund:
     Class A.......................................           962,794
     Class C.......................................         1,637,886


   Under each Fund's 12b-1 Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the 12b-1 Plan. The 12b-1 Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the 12b-1 Plan or by vote of a majority of the outstanding voting securities of such class. The 12b-1 Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the 12b-1 Plan cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders. The 12b-1 Plan may not be amended to increase materially the cost that a class of shares may bear under the 12b-1 Plan without the approval of the shareholders of the affected class, and any other material amendments of the 12b-1 Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the 12b-1 Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT

   PricewaterhouseCoopers LLP, independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

   The custodian of the assets of the Funds is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting and portfolio accounting services.

   The Fund's transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS


   The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Report. Each Fund's Annual Report is incorporated by reference into this Statement of Additional Information and is available without charge by calling (800) 257-8787.

APPENDIX A

Ratings of Investments

   Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

                                Long Term Debt

   An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

   The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

   The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   The ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal, and differs from the highest-rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade Rating

   Debt rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' is regarded as having predominantly speculative characteristics, with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

    The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' debt rating.

C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filling of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): the ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.* and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               Commercial Paper

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment.
    They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

   A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. the ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

   Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

                                Long Term Debt

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostly unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future can not be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

                               Commercial Paper

   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

   --Leading market positions in well-established industries.

   --High rates of return on funds employed.

   --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

   --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   --Well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

   On June 1, 2000, Fitch IBCA, Inc. and Duff & Phelps, Inc. merged. The combined company name is Fitch, Inc. ("Fitch") and both companies' ratings systems have been combined into a single rating system. A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

                                Long Term Debt

   Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

   Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality.
    The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+".

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories can not fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are in imminent default in payment of interest or principal.

DDD Bonds are in default on interest and/or principal payments. Such bonds DD are extremely
DD speculative and should be valued on the basis of their and D ultimate recovery value in and Dliquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

                              Short-Term Ratings

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificate of deposit, medium-term notes, and municipal and investment notes.

   The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+Exceptionally Strong Credit Quality Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 Good Credit Quality Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative issues assigned this rating have minimal capacity for timely payments and are vulnerable to near-term changes in financial and economic conditions.

C High default risk issues where default is a real possibility. Capacity for making timely payments is solely reliant upon a sustained, favorable business and economic environment.

D Default Issues assigned this rating are in actual or imminent payment default.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but NAM will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase or sell put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds, U.S. Treasury Notes, and/or Eurodollar futures contracts on The Chicago Board of Trade or the Chicago Mercantile Exchange. The purchase of put options on financial futures is analogous to the purchase or sale of put options by a Fund on its portfolio securities to hedge against the risk of rising or declining interest rates. As with options on debt securities, the holder of an option may terminate his position by buying or selling an option of the same type. There is no guarantee that such closing transactions can be effected.


Index Contracts

   Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.


   Index Options. The Funds may also purchase or sell put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in NAM's opinion, the market for such instruments has developed sufficiently.


Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of

Trustees ("Qualified Institutions"). NAM will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.


   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                  MAI-NAT-0806D

                           PART C--OTHER INFORMATION

Item 23: Exhibits.


a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated August 9, 2000. Filed as Exhibit a.2 to
    Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File
    No. 333-14725) and incorporated herein by reference thereto.

a.3 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
    dated August 9, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 7 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as
    Exhibit 1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-14725) and
    incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

a.6 Amended Establishment and Designation of Classes, dated November 2, 2000. Filed as Exhibit
    a.6 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A
    (File No. 333-14725) and incorporated herein by reference thereto.

 b. By-Laws of Registrant. Filed as Exhibit b to Post-Effective Amendment No. 10 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

d.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated
    July 26, 2005. Filed as Exhibit d.1 to Post-Effective Amendment No. 13 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

d.2 Renewal of Investment Management Agreement dated May 24, 2006. Filed herewith.

e.1 Distribution Agreement between Registrant and Nuveen Investments. Filed as Exhibit 6 to
    Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
    No. 333-14725) and incorporated herein by reference thereto.

e.2 Renewal of Distribution Agreement dated August 1, 2006. Filed herewith.

e.3 Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement. Filed
    as Exhibit e.3 to Post-Effective Amendment No. 13 to Nuveen Multistate Trust II's Registration
    Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

 f. Not applicable.

g.1 Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
    Exhibit g to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form
    N-1A (File No. 333-14725) and incorporated herein by reference thereto.

g.2 Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005. Filed as Exhibit g.2 to Post-Effective Amendment
    No. 13 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-
    14729) and incorporated herein by reference thereto.

g.3 Appendix to the Amended and Restated Master Custodian Agreement. Filed as Exhibit g.3 to
    Post-Effective Amendment No. 15 to Nuveen Multistate Trust II's Registration Statement on
    Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

h.1 Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
    Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Registrant's Registration
    Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

h.2 Schedule dated March 23, 2006 to the Transfer Agency and Service Agreement. Filed as Exhibit
    h.2 to Post-Effective Amendment No. 15 to Nuveen Multistate Trust II's Registration Statement
    on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

i.1 Opinion of Morgan, Lewis & Bockius LLP. Filed herewith.

i.2 Opinion of Bell, Boyd & Lloyd. Filed as Exhibit i(2) to Post-Effective Amendment No. 5 to
    Registrant's Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 j. Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    Filed herewith.
 k. Not applicable.
 l. Not applicable.

 m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class
    B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment
    No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-14725) and
    incorporated herein by reference thereto.

 n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
    Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 o. Not applicable.

 p. Code of Ethics and Reporting Requirements. Filed as Exhibit p to Post-Effective Amendment
    No. 16 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-
    14729) and incorporated herein by reference thereto.

q.1 Original Powers of Attorney for all of Registrant's Trustees authorizing, among others,
    Timothy R. Schwertfeger, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to
    execute the Registration Statement on his or her behalf. Filed as Exhibit q to Post-Effective
    Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 333-14725)
    and incorporated herein by reference thereto.


q.2 Original Power of Attorney for William C. Hunter. Filed as Exhibit q.3 to Post-Effective
    Amendment No. 10 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File
    No. 333-14729) and incorporated herein by reference thereto.

q.3 Original Power of Attorney for David J. Kundert and Eugene S. Sunshine. Filed as Exhibit q.3
    to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File
    No. 333-14725) and incorporated by reference thereto.

 r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
    Filed as Exhibit r to Post-Effective Amendment No. 13 to Registrant's Registration Statement on
    Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.


Item 24: Persons Controlled by or under Common Control with Registrant. Not applicable.

Item 25: Indemnification.
   Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

   Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

   No indemnification shall be provided hereunder to a Covered Person:

      (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

      (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

   The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

      (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

      (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

   As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

   As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                               -----------------


   The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000), against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser.

   Nuveen Asset Management ("NAM") serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


   For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:


                                                    Other Business Profession, Vocation or
Name and Position with NAM                          Employment During Past Two Years
--------------------------                          -------------------------------------------
John P. Amboian, President and Director............ President and Director of Nuveen
                                                    Investments, Inc., Nuveen Investments,
                                                    LLC, Rittenhouse Asset Management, Inc.;
                                                    formerly, President and Director of Nuveen
                                                    Advisory Corp. and Nuveen Institutional
                                                    Advisory Corp.

John L. MacCarthy, Senior Vice President, Secretary Senior Vice President, General Counsel and
and General Counsel................................ Secretary (since March 2006) of Nuveen
                                                    Investments, Inc., Nuveen Investments,
                                                    LLC, Rittenhouse Asset Management, Inc.
                                                    and Nuveen Investments Holdings, Inc.;
                                                    Senior Vice President and Secretary of
                                                    Nuveen Investments Advisers Inc.; Assistant
                                                    Secretary of NWQ Investment Management
                                                    Company, LLC and Secretary of Symphony
                                                    Asset Management, LLC; formerly, Partner
                                                    in the law firm of Winston & Strawn LLC.

                                                     Other Business Profession, Vocation or
Name and Position with NAM                           Employment During Past Two Years
--------------------------                           -------------------------------------------
Stuart J. Cohen, Vice President, Assistant Secretary Vice President, Assistant Secretary and
and Assistant General Counsel....................... Assistant General Counsel of Nuveen
                                                     Investments, LLC, Nuveen Investments
                                                     Holdings, Inc. and Rittenhouse Asset
                                                     Management, Inc.; Vice President of
                                                     Nuveen Investments Advisers Inc.

Sherri A. Hlavacek, Vice President and Corporate     Vice President and Corporate Controller of
Controller.......................................... Nuveen Investments, LLC, Nuveen
                                                     Investments Holdings, Inc., Nuveen
                                                     Investments Advisers Inc. and Rittenhouse
                                                     Asset Management, Inc.; Vice President and
                                                     Controller of Nuveen Investments, Inc.;
                                                     Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief           Managing Director (since June 2004) of
Compliance Officer.................................. Nuveen Investments, Inc.; Managing
                                                     Director and Chief Compliance Officer of
                                                     Nuveen Investments, LLC, Nuveen
                                                     Investments Advisers Inc. and Rittenhouse
                                                     Asset Management, Inc.; Chief Compliance
                                                     Officer of Symphony Asset Management,
                                                     LLC; Head of Global Compliance (January
                                                     2004-May 2004) Citadel Investment Group;
                                                     Director, Midwest Regional Office (1994-
                                                     2003) United States Securities and
                                                     Exchange Commission.

Margaret E. Wilson, Senior Vice President, Finance.. Senior Vice President, Finance, of Nuveen
                                                     Investments, Inc., Nuveen Investments,
                                                     LLC, Rittenhouse Asset Management, Inc.,
                                                     Nuveen Investments Advisers Inc. and
                                                     Nuveen Investments Holdings, Inc.;
                                                     formerly, Senior Vice President, Finance of
                                                     Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp. (1998-2004).

Item 27: Principal Underwriters.

   (a) Nuveen Investments, LLC ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen has also served or is serving as co-managing underwriter to Nuveen Global Government Enhanced Income Fund and Nuveen Global Value Opportunities Fund closed-end management type investment companies.

   (b)


Name and                   Positions and              Positions and
Principal Business Address Offices with Underwriter   Offices with Registrant
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the            Chairman of the Board and
333 West Wacker Drive      Board, Chief Executive     Trustee
Chicago, IL 60606          Officer and Director

John P. Amboian            President                  None
333 West Wacker Drive
Chicago, IL 60606

William Adams IV           Executive Vice President   None
333 West Wacker Drive
Chicago, IL 60606

Alan G. Berkshire          Senior Executive Vice      None
333 West Wacker Drive      President, Institutional
Chicago, IL 60606

John L. MacCarthy          Senior Vice President,     None
333 West Wacker Drive      Secretary and General
Chicago, Illinois 60606    Counsel

Robert K. Burke            Vice President             None
333 West Wacker Drive
Chicago, IL 60606

Peter H. D'Arrigo          Vice President and         Vice President and
333 West Wacker Drive      Treasurer                  Treasurer
Chicago, IL 60606

Jessica R. Droeger         Vice President, Assistant  Vice President
333 West Wacker Drive      General Counsel            and Secretary
Chicago, IL 60606          and Assistant Secretary

Stephen D. Foy             Vice President and Funds   Vice President
333 West Wacker Drive      Controller                 and Controller
Chicago, IL 60606

Robert B. Kuppenheimer     Vice President             None
333 West Wacker Drive
Chicago, IL 60606

Larry W. Martin            Vice President, Assistant  Vice President
333 West Wacker Drive      General Counsel            and Assistant Secretary
Chicago, IL 60606          and Assistant Secretary

Paul C. Williams           Vice President             None
333 West Wacker Drive
Chicago, IL 60606

Name and                   Positions and              Positions and
Principal Business Address Offices with Underwriter   Offices with Registrant
--------------------------------------------------------------------------------
Margaret E. Wilson         Senior Vice President,     None
333 West Wacker Drive      Finance
Chicago, IL 60606


Gifford R. Zimmerman       Managing Director          Chief Administrative
333 West Wacker Drive      and Assistant Secretary    Officer
Chicago, IL 60606

   (c) Not applicable.

Item 28: Location of Accounts and Records.
   Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

   State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

   Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in their capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services.
   Not applicable.

Item 30: Undertakings.
   Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 14 to Registration Statement
No. 333-14725 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of August, 2006.


                                        NUVEEN MUNICIPAL TRUST

                                             /S/  JESSICA R. DROEGER
                                             ----------------------------------
                                             Jessica R. Droeger, Vice President
                                             and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                  Title                              Date
        ---------                  -----                              ----
   /S/  STEPHEN D. FOY    Vice President and                     August 28, 2006
-----------------------     Controller (principal
     STEPHEN D. FOY         financial and
                            accounting officer)

/S/  GIFFORD R. ZIMMERMAN Chief Administrative
-----------------------     Officer (principal
  GIFFORD R. ZIMMERMAN      executive officer)

                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
 Timothy R. Schwertfeger  Chairman of the Board   )
                            and Trustee           )
                                                  )
    Robert P. Bremner     Trustee                 )
                                                  )
    Lawrence H. Brown     Trustee                 )
                                                  )
      Jack B. Evans       Trustee                 )     By:  /S/  JESSICA R. DROEGER
                                                  )          -----------------------
    David J. Kundert      Trustee                 )            JESSICA R. DROEGER
                                                  )             Attorney-in-Fact
    William C. Hunter     Trustee                 )              August 28, 2006
                                                  )
  William J. Schneider    Trustee                 )
                                                  )
   Judith M. Stockdale    Trustee                 )
                                                  )
   Eugene S. Sunshine     Trustee                 )
                                                  )


An original power of attorney authorizing, Timothy R. Schwertfeger, Jessica R. Droeger and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


              Name                                        Exhibit
              ----                                        -------

              Renewal of Investment Management Agreement.   d.2

              Renewal of Distribution Agreement.            e.2

              Opinion of Morgan, Lewis & Bockius LLP.       i.1

              Consent of PricewaterhouseCoopers LLP.        j.